UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03850
Delaware Group® Tax-Free Fund
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Tax-Free USA Fund
(formerly, Delaware Tax-Free USA Fund)
Class A : DMTFX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$80	0.82%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Fund (Class A) returned -5.23% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared with the overall index return of 0.08%. An overweight to the long bond (22+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Fund (Class A) – including sales charge	-9.51%	-0.84%	1.59%
Macquarie Tax-Free USA Fund (Class A) – excluding sales charge	-5.23%	0.07%	2.06%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$1,134,473,594
Total number of portfolio holdings*	325
Total advisory fees paid	$5,097,420
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	15.03%
Special Tax Revenue Bonds	14.46%
Healthcare Revenue Bonds	13.03%
Education Revenue Bonds	12.81%
Transportation Revenue Bonds	11.83%
Lease Revenue Bonds	8.34%
Housing Revenue Bonds	5.47%
State General Obligation Bonds	5.41%
Local General Obligation Bonds	4.19%
Electric Revenue Bonds	3.36%

State and territory allocation
Puerto Rico	14.21%
California	11.60%
New York	9.10%
Illinois	7.28%
Florida	6.75%
Arizona	5.14%
Pennsylvania	3.85%
Wisconsin	3.58%
Texas	3.38%
Washington	2.85%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4850118)
TSAR-DMTFX-1025

Macquarie Tax-Free USA Fund
(formerly, Delaware Tax-Free USA Fund)
Class C : DUSCX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$152	1.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Fund (Class C) returned -5.84% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared with the overall index return of 0.08%. An overweight to the long bond (22+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Fund (Class C) – including sales charge	-6.75%	-0.66%	1.30%
Macquarie Tax-Free USA Fund (Class C) – excluding sales charge	-5.84%	-0.66%	1.30%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$1,134,473,594
Total number of portfolio holdings*	325
Total advisory fees paid	$5,097,420
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	15.03%
Special Tax Revenue Bonds	14.46%
Healthcare Revenue Bonds	13.03%
Education Revenue Bonds	12.81%
Transportation Revenue Bonds	11.83%
Lease Revenue Bonds	8.34%
Housing Revenue Bonds	5.47%
State General Obligation Bonds	5.41%
Local General Obligation Bonds	4.19%
Electric Revenue Bonds	3.36%

State and territory allocation
Puerto Rico	14.21%
California	11.60%
New York	9.10%
Illinois	7.28%
Florida	6.75%
Arizona	5.14%
Pennsylvania	3.85%
Wisconsin	3.58%
Texas	3.38%
Washington	2.85%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4850118)
TSAR-DUSCX-1025

Macquarie Tax-Free USA Fund
(formerly, Delaware Tax-Free USA Fund)
Institutional Class : DTFIX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$56	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Fund (Institutional Class) returned -4.92% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared with the overall index return of 0.08%. An overweight to the long bond (22+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Fund (Institutional Class) – including sales charge	-4.92%	0.33%	2.32%
Macquarie Tax-Free USA Fund (Institutional Class) – excluding sales charge	-4.92%	0.33%	2.32%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$1,134,473,594
Total number of portfolio holdings*	325
Total advisory fees paid	$5,097,420
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	15.03%
Special Tax Revenue Bonds	14.46%
Healthcare Revenue Bonds	13.03%
Education Revenue Bonds	12.81%
Transportation Revenue Bonds	11.83%
Lease Revenue Bonds	8.34%
Housing Revenue Bonds	5.47%
State General Obligation Bonds	5.41%
Local General Obligation Bonds	4.19%
Electric Revenue Bonds	3.36%

State and territory allocation
Puerto Rico	14.21%
California	11.60%
New York	9.10%
Illinois	7.28%
Florida	6.75%
Arizona	5.14%
Pennsylvania	3.85%
Wisconsin	3.58%
Texas	3.38%
Washington	2.85%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4850118)
TSAR-DTFIX-1025

Macquarie Tax-Free USA Intermediate Fund
(formerly, Delaware Tax-Free USA Intermediate Fund)
Class A : DMUSX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$75	0.76%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.75% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Intermediate Fund (Class A) returned -2.42% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index, returned 1.83%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve relative to the narrowly based securities market index (benchmark)
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Intermediate Fund (Class A) – including sales charge	-5.13%	-0.32%	1.52%
Macquarie Tax-Free USA Intermediate Fund (Class A) – excluding sales charge	-2.42%	0.24%	1.81%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg 3–15 Year Blend Municipal Bond Index	1.83%	0.79%	2.23%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$913,172,594
Total number of portfolio holdings*	355
Total advisory fees paid	$4,065,745
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.16%
Special Tax Revenue Bonds	15.04%
Transportation Revenue Bonds	14.21%
Healthcare Revenue Bonds	8.60%
Education Revenue Bonds	8.05%
Lease Revenue Bonds	7.11%
State General Obligation Bonds	7.10%
Housing Revenue Bonds	6.15%
Electric Revenue Bonds	4.64%
Local General Obligation Bonds	3.46%

State and territory allocation
New York	14.05%
Puerto Rico	11.49%
Illinois	10.17%
California	10.16%
Florida	7.31%
Colorado	4.49%
Pennsylvania	3.46%
Alabama	3.42%
Virginia	3.36%
New Jersey	3.17%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4850118)
TSAR-DMUSX-1025

Macquarie Tax-Free USA Intermediate Fund
(formerly, Delaware Tax-Free USA Intermediate Fund)
Class C : DUICX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$149	1.51%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Intermediate Fund (Class C) returned -3.16% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index, returned 1.83%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve relative to the narrowly based securities market index (benchmark)
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Intermediate Fund (Class C) – including sales charge	-4.10%	-0.54%	0.98%
Macquarie Tax-Free USA Intermediate Fund (Class C) – excluding sales charge	-3.16%	-0.54%	0.98%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg 3–15 Year Blend Municipal Bond Index	1.83%	0.79%	2.23%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$913,172,594
Total number of portfolio holdings*	355
Total advisory fees paid	$4,065,745
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.16%
Special Tax Revenue Bonds	15.04%
Transportation Revenue Bonds	14.21%
Healthcare Revenue Bonds	8.60%
Education Revenue Bonds	8.05%
Lease Revenue Bonds	7.11%
State General Obligation Bonds	7.10%
Housing Revenue Bonds	6.15%
Electric Revenue Bonds	4.64%
Local General Obligation Bonds	3.46%

State and territory allocation
New York	14.05%
Puerto Rico	11.49%
Illinois	10.17%
California	10.16%
Florida	7.31%
Colorado	4.49%
Pennsylvania	3.46%
Alabama	3.42%
Virginia	3.36%
New Jersey	3.17%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4850118)
TSAR-DUICX-1025

Macquarie Tax-Free USA Intermediate Fund
(formerly, Delaware Tax-Free USA Intermediate Fund)
Institutional Class : DUSIX
Annual shareholder report | August 31, 2025
This annual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$50	0.51%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.50% if litigation expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Intermediate Fund (Institutional Class) returned -2.13% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index, returned 1.83%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve relative to the narrowly based securities market index (benchmark)
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge	-2.13%	0.46%	1.99%
Macquarie Tax-Free USA Intermediate Fund (Institutional Class) – excluding sales charge	-2.13%	0.46%	1.99%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg 3–15 Year Blend Municipal Bond Index	1.83%	0.79%	2.23%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2025)
Fund net assets	$913,172,594
Total number of portfolio holdings*	355
Total advisory fees paid	$4,065,745
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.16%
Special Tax Revenue Bonds	15.04%
Transportation Revenue Bonds	14.21%
Healthcare Revenue Bonds	8.60%
Education Revenue Bonds	8.05%
Lease Revenue Bonds	7.11%
State General Obligation Bonds	7.10%
Housing Revenue Bonds	6.15%
Electric Revenue Bonds	4.64%
Local General Obligation Bonds	3.46%

State and territory allocation
New York	14.05%
Puerto Rico	11.49%
Illinois	10.17%
California	10.16%
Florida	7.31%
Colorado	4.49%
Pennsylvania	3.46%
Alabama	3.42%
Virginia	3.36%
New Jersey	3.17%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4850118)
TSAR-DUSIX-1025

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $114,582 for 2025 and $86,600 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,617,131 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,116 for 2025 and $11,594 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Fixed income mutual funds
Macquarie National High-Yield Municipal Bond Fund
(formerly, Delaware National High-Yield Municipal Bond Fund)
Macquarie Tax-Free USA Fund
(formerly, Delaware Tax-Free USA Fund)
Macquarie Tax-Free USA Intermediate Fund
(formerly, Delaware Tax-Free USA Intermediate Fund)
Financial statements and other information
For the year ended August 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 96.72%
Education Revenue Bonds — 22.64%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project)
4.75% 6/1/54	1,275,000	$ 1,117,729
5.00% 6/1/64	1,600,000	1,423,376
Allentown Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project)
144A 5.00% 7/1/50 #	1,000,000	899,820
144A 5.00% 7/1/59 #	6,000,000	5,243,760
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	243,275
144A 5.375% 7/1/53 #	965,000	886,603
144A 5.50% 7/1/58 #	1,115,000	1,035,322
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,766,400
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,055,000	1,077,102
144A 6.00% 7/1/47 #	8,995,000	9,056,256
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	751,703
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	898,180
Series A 144A 5.50% 7/1/58 #	1,385,000	1,271,250
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,000,360
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	6,115,000	4,871,270
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/49 #	4,000,000	3,430,040
144A 5.00% 7/1/54 #	5,000,000	4,176,300
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,455,550
Arlington, Texas Higher Education Finance Revenue
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	4,819,100
144A 6.25% 6/1/63 #	5,250,000	5,115,862
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	822,582
Series A 5.00% 8/15/54	1,200,000	1,075,392

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance Revenue
(KIPP Texas, Inc.) 3.00% 8/15/49	4,000,000	$ 2,797,480
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	179,174
Series A 5.00% 8/15/41	600,000	463,716
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	8,175,000	8,516,878
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project)
144A 5.00% 9/1/44 #	725,000	660,163
144A 5.00% 9/1/59 #	3,870,000	3,326,304
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	4,235,000	4,102,529
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,000,000	928,230
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	570,670
Series A 144A 5.50% 5/1/48 #	1,500,000	1,420,695
(Metropolitan College Of New York Project) 5.00% 11/1/39	1,000,000	700,000
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	2,575,000	2,497,905
144A 5.75% 2/1/49 #	2,700,000	2,438,289
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	11,537,878
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	5,900,000	6,281,730
Series V-1 5.00% 5/1/49	24,670,000	26,045,599
Series V-2 2.25% 4/1/51	4,975,000	3,032,611
Series V-2 5.00% 4/1/51	1,790,000	1,881,308
(University of Southern California) Series A 5.00% 10/1/55	10,830,000	11,061,870
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	9,600,000	8,723,520

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
144A 5.00% 7/1/44 #	2,100,000	$ 1,918,308
144A 5.125% 7/1/54 #	1,500,000	1,323,195
144A 5.25% 7/1/64 #	2,000,000	1,750,820
California Municipal Finance Authority Revenue
(Ascent 613 Project)
Series A 144A 5.375% 1/1/55 #	3,645,000	3,312,029
Series A 144A 5.50% 1/1/60 #	250,000	228,845
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	3,876,920
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,051,347
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	911,120
Series A 144A 5.00% 7/1/46 #	2,145,000	1,883,160
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	617,574
144A 5.90% 6/15/44 #	775,000	796,096
144A 6.375% 6/15/64 #	3,600,000	3,709,656
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,613,520
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	1,850,020
Series A 144A 6.00% 6/1/63 #	3,035,000	2,826,071
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	2,735,000	2,275,711
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	910,209
(Fortune School of Education Obligated Group)
Series A 144A 5.00% 6/1/54 #	1,850,000	1,596,309
Series A 144A 5.125% 6/1/59 #	1,500,000	1,301,205
Series A 144A 5.125% 6/1/64 #	5,675,000	4,863,191
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,466,565
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	933,161
Series A 144A 5.00% 7/1/42 #	860,000	825,153
Series A 144A 5.50% 7/1/62 #	1,000,000	945,800

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	830,000	$ 830,000
(Integrity Charter School Project)
144A 5.25% 7/1/44 #	750,000	690,315
144A 5.50% 7/1/54 #	1,500,000	1,350,810
144A 5.60% 7/1/64 #	1,500,000	1,336,380
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	3,175,000	2,763,012
Series A 144A 5.125% 7/1/62 #	1,680,000	1,442,868
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,028,500
Series A 144A 6.375% 6/1/52 #	1,240,000	1,262,097
Series A 144A 6.50% 6/1/62 #	2,300,000	2,342,435
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	576,225
Series A 144A 5.00% 6/1/64 #	1,600,000	1,379,280
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,262,878
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,537,381
Series A 144A 4.00% 11/1/55 #	2,500,000	1,853,750
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	6,000,000	5,553,540
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	4,175,000	4,007,666
Series A 6.00% 10/1/49	1,720,000	1,639,590
(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	3,231,130
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,371,000
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	3,820,875
Capital Projects Finance Authority Revenue
(Unionwest Properties LLC Project) Series B 144A 2.851% 6/1/62 #, ~	29,500,000	3,519,350

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	$ 286,985
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,140,560
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,195,981
Capital Trust Authority, Florida Revenue
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	403,448
Series A 144A 6.00% 6/15/54 #	655,000	648,967
Series A 144A 6.125% 6/15/60 #	800,000	793,648
(Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project)
Series A 144A 5.25% 7/1/55 #	1,500,000	1,379,835
Series A 144A 5.375% 7/1/65 #	2,650,000	2,433,469
(Mason Classical Academy Project) Series A 144A 5.00% 6/1/64 #	7,950,000	6,428,211
(St. John Classical Academy Project)
Series A 144A 5.125% 6/15/50 #	500,000	437,000
Series A 144A 5.25% 6/15/59 #	1,000,000	867,410
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	7,310,240
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	10,556,760
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,640,000	1,640,574
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	1,978,600
5.00% 4/1/45	1,665,000	1,587,811
5.75% 4/1/48	5,150,000	5,246,562
City of Burbank, Illinois Revenue
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	3,769,800

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University)
Series 2024C 5.00% 10/1/56	1,200,000	$ 1,079,868
Series 2024C 5.50% 10/1/54	1,750,000	1,707,895
City of Sierra, Arizona Vista Education Facility Revenue
(Champion Schools Project) 144A 5.75% 6/15/64 #	3,600,000	3,270,492
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,087,296
City of Woodbury, Minnesota Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	906,790
144A 5.50% 6/1/55 #	5,000,000	4,491,050
Cleveland-Cuyahoga County Port Authority Revenue
(Constellation Schools Project)
Series A 144A 5.25% 1/1/34 #	600,000	611,226
Series A 144A 5.375% 1/1/39 #	850,000	836,757
Series A 144A 5.875% 1/1/49 #	1,500,000	1,425,345
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	314,691
Series A 144A 5.75% 6/15/44 #	600,000	546,402
Series A 144A 6.00% 6/15/54 #	955,000	848,288
Series A 144A 6.25% 6/15/53 #	3,710,000	3,418,877
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,130,471
Series A 144A 6.40% 6/15/53 #	1,850,000	1,769,784
Cobb County, Georgia Development Authority Education Facilities Revenue
(Mt. Bethel Christian Academy Project)
144A 6.25% 6/1/55 #	2,655,000	2,660,443
144A 6.25% 6/1/64 #	3,150,000	3,122,374

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	$ 1,910,940
Series A 144A 5.75% 4/1/59 #	2,250,000	2,089,687
Series A 144A 5.80% 4/1/54 #	2,800,000	2,648,940
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	2,505,475
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	555,000	507,886
144A 5.00% 12/1/50 #	1,740,000	1,475,329
144A 5.00% 12/1/55 #	3,440,000	2,850,556
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,781,540
County of Palm Beach, Florida Revenue
(Provident Group-PBAU Properties II LLC-Palm Beach Atlantic University Project) Series A 144A 5.75% 10/1/65 #	10,000,000	10,022,200
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	358,395
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project)
144A 6.00% 7/1/65 #	5,000,000	4,809,650
Series A 144A 6.00% 7/1/55 #	1,710,000	1,673,064
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 144A 5.00% 6/1/51 #	1,500,000	1,278,210
Series A 5.75% 6/1/54	3,000,000	2,886,870
Series A 6.00% 6/1/58	1,600,000	1,593,008
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,621,937
144A 5.25% 10/1/56 #	3,800,000	3,366,496
(Mater Academy Projects) Series A 5.00% 6/15/56	4,010,000	3,577,963
(Renaissance Charter School Projects)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,000,360
Series A 144A 6.125% 6/15/44 #	5,300,000	5,299,523

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Revenue
(Renaissance Charter School Projects)
Series C 144A 5.00% 9/15/50 #	2,000,000	$ 1,654,080
(SFP - Tampa I - The Henry Project)
Series A-1 144A 5.00% 6/1/44 #	1,600,000	1,494,400
Series A-1 144A 5.25% 6/1/59 #	2,500,000	2,266,425
Florida Higher Educational Facilities Financing Authority Revenue
(Keiser University Project) 144A 6.25% 7/1/55 #	9,800,000	9,430,148
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	2,975,000	2,859,630
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,346,415
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	897,540
(Compass Public Charter School Project) Series A 144A 5.00% 7/1/54 #	860,000	714,342
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	480,000	479,117
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	529,166
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	469,989
(Sage International School of Middleton Project) Series A 5.00% 5/1/63	1,150,000	1,058,920
Illinois Finance Authority Revenue
Series A 144A 5.875% 9/1/46 #	6,300,000	6,085,737
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	1,840,563
(Rogers Park Montessori Project) 144A 6.375% 8/1/55 #	3,590,000	3,559,342
(Rogers Park Montessori School Project) 144A 6.25% 8/1/45 #	1,000,000	1,007,060
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,316,076

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	$ 4,103,040
144A 7.00% 6/15/58 #	6,405,000	6,547,255
(PRG - UINDY Properties LLC)
5.25% 7/1/45	1,140,000	1,045,209
5.25% 7/1/55	1,545,000	1,367,680
5.625% 7/1/50	1,000,000	942,060
5.75% 7/1/60	2,160,000	2,024,633
(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	5,768,939
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	1,500,585
Iowa Higher Education Loan Authority Revenue
(University of Dubuque Project) 6.00% 10/1/55	1,800,000	1,833,966
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,095,638
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	3,500,000	3,583,860
Series A 144A 7.50% 6/1/59 #	5,000,000	5,140,750
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,004,754
144A 6.25% 6/1/62 #	1,420,000	1,385,920
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	953,160
Series A 144A 6.375% 6/1/62 #	1,330,000	1,267,570
(Lafayette Renaissance Charter Academy Project)
144A 6.00% 6/15/59 #	3,100,000	2,982,758
144A 6.50% 6/15/59 #	4,900,000	4,853,058
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,474,860
Series A 144A 6.375% 6/1/52 #	2,000,000	1,784,580
Series A 144A 6.50% 6/1/62 #	4,000,000	3,542,080

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	$ 1,556,129
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,674,825
Series A 144A 6.00% 6/15/52 #	1,530,000	1,529,939
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,850,000	4,709,980
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,608,050
Series V 5.00% 7/1/55	4,470,000	4,603,519
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	18,030,000	18,700,536
(Merrimack College Student Housing Project)
Series A 144A 5.00% 7/1/54 #	1,200,000	1,068,108
Series A 144A 5.00% 7/1/60 #	1,100,000	961,532
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,000,040
Series A 144A 6.00% 9/15/45 #	1,000,000	972,490
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,046,729
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,777,560
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,340,000	1,340,000
Series A 6.50% 12/1/40	3,900,000	3,687,723
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,360,000	1,360,014

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	2,000,000	$ 1,686,880
Series A 144A 5.00% 7/1/59 #	350,000	289,965
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,594,968
Series A 144A 5.00% 12/15/38 #	1,000,000	967,350
Series A 144A 5.00% 12/15/48 #	500,000	439,790
Series A 144A 5.125% 12/15/45 #	2,515,000	2,306,507
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,642,375
(Cornell University) Series A 5.50% 7/1/54	16,975,000	17,834,105
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	596,280
144A 6.00% 6/15/44 #	1,000,000	937,390
144A 6.50% 6/15/64 #	3,000,000	2,830,530
Oregon State Facilities Authority Revenue
(Redmond Proficiency Academy Project)
Series A 144A 5.625% 6/15/55 #	500,000	472,890
Series A 144A 6.00% 6/15/65 #	1,225,000	1,204,824
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	10,000,000	10,583,200
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	351,011
(University of the Sciences) 5.00% 11/1/47	5,000,000	4,713,400
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project) Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,689,800
Pima County, Arizona Industrial Development Authority Education Revenue
144A 4.00% 6/15/51 #	4,000,000	2,970,080

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	$ 473,565
144A 5.75% 5/1/50 #	2,530,000	2,325,500
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #, ‡	7,000,000	4,900,000
144A 5.00% 7/1/55 #, ‡	7,370,000	5,159,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	735,310
Public Finance Authority Revenue
(Triad Educational Services, Inc.) 5.50% 6/15/62	3,025,000	2,869,787
Public Finance Authority Charter School Revenue
(Foundation Academy Charter School)
144A 5.00% 7/1/55 #	2,000,000	1,726,540
144A 5.00% 7/1/60 #	1,200,000	1,019,280
Shelby County, Health Educational and Housing Facility Board Revenue
(Madrone Memphis Student Housing I, LLC - University of Memphis Project)
Series A-1 144A 5.00% 6/1/44 #	1,000,000	930,700
Series A-1 144A 5.25% 6/1/56 #	2,000,000	1,803,300
Sierra Vista Industrial Development Authority Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/59 #	4,000,000	3,398,080
144A 5.00% 6/15/64 #	3,500,000	2,929,920
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,600,731
Series A 144A 4.00% 6/1/56 #	1,530,000	983,285
(Greer Preparatory Academy Project)
144A 6.50% 6/15/54 #	1,750,000	1,695,120
144A 6.50% 6/15/59 #	2,500,000	2,400,900
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	4,227,000
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,521,797
Series A 144A 7.25% 6/15/58 #	2,915,000	2,878,592

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Revenue
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	$ 909,854
Series A 144A 7.00% 6/15/53 #	1,830,000	1,778,229
Series A 144A 7.125% 6/15/58 #	1,510,000	1,482,548
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,022,314
University of California Revenue
Series CC 5.00% 5/15/53	4,565,000	4,670,908
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	18,500,000	19,319,365
University of Virginia Revenue
Series A-2 3.57% 4/1/45	10,000,000	8,419,100
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,255,328
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	2,816,700
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	934,670
Series A 144A 5.00% 6/15/50 #	2,200,000	1,865,666
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/55	2,000,000	2,083,660
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	5,000,000	4,792,250
(Radford Court And Nordheim Court Portfolio)
5.00% 7/1/54	2,500,000	2,347,725
5.50% 7/1/59	6,000,000	6,012,000

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Washington State Housing Finance Commission Revenue
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	2,300,000	$ 2,441,450
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	12,318,365	12,224,006
(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	3,020,225
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	306,288
Series A 144A 6.625% 7/1/53 #	600,000	611,754
Series A 144A 6.75% 7/1/58 #	550,000	562,661
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	943,890
Series A 5.25% 6/15/54	1,200,000	1,132,104
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,004,900
Series A 144A 6.25% 10/1/58 #	3,885,000	3,879,367
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	3,580,000	3,029,682
Series A 6.125% 6/15/57	2,620,000	2,224,197
(Triad Educational Services, Inc.)
5.25% 6/15/65	4,200,000	3,800,412
5.50% 6/15/55	2,200,000	2,115,762
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	270,000	266,417
Series A 144A 5.00% 6/15/39 #	500,000	464,625
(Wittenberg University) 144A 5.25% 12/1/39 #	5,000,000	4,129,250
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	892,810
Series A 5.00% 10/15/54	465,000	407,033
		737,446,168
Electric Revenue Bonds — 2.19%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,531,662

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
City of New York, Long Island Power Authority Revenue
Series A 5.25% 9/1/50	6,000,000	$ 6,196,440
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/38	135,000	141,473
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	5,718,206
Series A 5.05% 7/1/42 ‡	4,590,000	3,046,613
Series A 6.75% 7/1/36 ‡	1,500,000	995,625
Series AAA 5.25% 7/1/26 ‡	1,955,000	1,295,319
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,537,787
Series AAA 5.25% 7/1/28 ‡	1,205,000	799,819
Series CCC 5.25% 7/1/27 ‡	5,525,000	3,667,219
Series TT 5.00% 7/1/23 ‡	2,785,000	1,841,581
Series TT 5.00% 7/1/37 ‡	5,230,000	3,471,412
Series WW 5.00% 7/1/28 ‡	6,040,000	4,009,050
Series WW 5.25% 7/1/26 ‡	1,530,000	1,011,713
Series WW 5.25% 7/1/33 ‡	1,260,000	836,325
Series WW 5.50% 7/1/38 ‡	9,035,000	5,996,981
Series XX 4.75% 7/1/26 ‡	920,000	610,650
Series XX 5.25% 7/1/40 ‡	19,300,000	12,810,375
Series XX 5.75% 7/1/36 ‡	7,470,000	4,958,212
Series ZZ 4.75% 7/1/27 ‡	760,000	504,450
Series ZZ 5.25% 7/1/26 ‡	8,280,000	5,492,663
		71,473,575
Healthcare Revenue Bonds — 14.59%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	4,595,000	4,158,108
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	5,311,947	922,473
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	2,199,550	1,685,339
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	5,189,384	2,772,013
(ISF - Ativo Portfolio)
Series A 144A 6.75% 3/1/65 #	9,000,000	8,405,550

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(ISF - Ativo Portfolio)
Series A 144A 6.875% 3/1/55 #	2,000,000	$ 1,941,160
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project)
5.00% 7/15/42	575,000	509,812
5.00% 7/15/41	5,395,000	4,875,408
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,854,125
5.75% 6/1/35	1,500,000	1,481,505
5.75% 6/1/45	2,500,000	2,198,200
6.00% 6/1/50	3,130,000	2,744,885
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	11,355,000	7,836,880
Series A 3.00% 8/15/51 (BAM)	10,000,000	7,255,400
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AG)	5,000,000	3,724,900
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	991,115
Series A 144A 6.625% 1/1/32 #	500,000	484,660
Series A 144A 6.875% 1/1/42 #	1,500,000	1,390,095
California Public Finance Authority Revenue
Series A 144A 6.375% 6/1/59 #	8,000,000	7,138,880
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AG)	2,000,000	2,018,980
Capital Projects Finance Authority Revenue
(Millenia Orlando Project)
Series A 144A 7.125% 1/1/65 #	6,400,000	6,127,808
Series A 144A 7.25% 1/1/55 #	1,000,000	992,280
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,592,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	$ 243,797
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	3,276,258
Second Tier Series B 5.00% 1/1/47	2,375,000	1,298,579
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,200,000	5,281,210
City of Colby, Kanas Hospital Loan Anticipation Revenue
(Citizens Medical Center, Inc. Project) 5.50% 7/1/26	9,000,000	9,022,500
City of Kalispell, Montana Revenue
(Immanuel Living at Buffalo Hill Project) Series A 6.00% 5/15/60	6,900,000	6,703,419
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village) Series A 4.00% 5/15/34	1,000,000	947,950
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AG)	3,500,000	2,429,525
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,500,425
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,163,680
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,506,315
Series A 6.50% 12/1/52	2,000,000	1,974,460
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	894,970
Series A 5.375% 11/15/55	1,000,000	892,860

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	$ 334,730
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	6,770,000	4,644,965
(American Baptist) 8.00% 8/1/43	2,500,000	1,557,300
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	884,775
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	500,020
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	579,233
Series A 144A 5.75% 12/1/35 #	1,150,000	783,610
Series A 144A 6.125% 12/1/45 #	1,200,000	728,628
Series A 144A 6.25% 12/1/50 #	560,000	340,530
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project) Series A 144A 5.00% 9/1/46 #	1,000,000	906,290
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.50% 2/15/52	4,000,000	3,818,920
5.50% 2/15/57	4,930,000	4,642,581
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,590,360
144A 5.375% 7/1/39 #	1,575,000	1,665,830
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	6,458,371
Florida Local Government Finance Commission Senior Living Revenue
(Fleet Landing At Nocatee Project) Series A 144A 6.875% 11/15/64 #	6,500,000	6,544,005
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	880,783
5.25% 11/15/51	1,350,000	1,091,448

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	$ 3,000,000
Hamilton County, Ohio Hospital Facilities Revenue
(UC Health) Series A 5.50% 8/1/51	4,000,000	3,888,720
Harris County, Texas Cultural Education Facilities Finance Revenue
(Texas Children's Hospital) 3.00% 10/1/51	1,000,000	677,190
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,153,291
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 3.00% 3/1/51	6,000,000	3,871,680
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	419,933
Illinois Finance Authority Revenue
(Northshore University HealthSystem) 3.25% 8/15/49	5,000,000	3,723,450
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,082,050
(The Admiral at the Lake Project)
5.25% 5/15/42	3,200,000	2,538,112
5.50% 5/15/54	9,375,000	6,987,562
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,290,525
Series A 144A 5.60% 1/1/56 #	2,630,000	2,356,059
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,384,963
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,399,423
5.25% 8/1/55	2,500,000	1,957,425
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	8,898,826

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,525,000	$ 1,322,922
Series A 5.25% 5/15/52	5,420,000	4,557,299
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,204,204
5.75% 11/15/45	3,000,000	2,407,170
5.75% 11/15/50	1,600,000	1,230,656
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	7,541,280
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,298,075
Series A 5.75% 8/15/55	1,500,000	1,354,245
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,407,755
Series A 5.00% 1/1/55	2,635,000	1,728,033
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) Series A 3.00% 5/15/47	5,000,000	3,498,850
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	5,645,000	4,661,133
Massachusetts Development Finance Agency Revenue
(Care Communities, LLC Issue) Series A-1 144A 6.50% 7/15/60 #	7,400,000	7,142,628
(Seven Hills Foundation and Affiliates Issue)
6.00% 9/1/50	500,000	511,955
6.00% 9/1/55	1,000,000	1,014,250
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	5,000,000	3,412,250
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,470,000	1,854,797

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	$ 3,926,692
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,479,739
5.375% 1/1/50	6,250,000	5,466,062
Series A 5.375% 1/1/51	2,000,000	1,733,020
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	7,821,520
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Obligated Group Project) 5.00% 2/15/48	2,000,000	1,801,620
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) 5.00% 1/1/58 =, •	10,884,206	761,894
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.625% 7/1/46 #	1,000,000	960,620
Series A 144A 5.75% 7/1/54 #	2,000,000	1,895,580
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	5,801,280
(Bella Vida Forefront Living Project) Series A 6.50% 10/1/60	1,285,000	1,236,954
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37 ‡	120,000	93,781
Series A-2 7.50% 11/15/36 ‡	745,000	608,821
Series B 2.00% 11/15/61 •	3,213,775	818,773
(Cardinal Bay - Village on the Park)
Series A 5.25% 7/1/32	770,000	772,972
Series A 6.75% 7/1/44	3,015,000	2,980,478
Series A 7.125% 7/1/56	1,450,000	1,425,829

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Cardinal Bay - Village on the Park)
Series A-1 5.00% 7/1/46	660,000	$ 595,650
Series A-1 5.00% 7/1/51	1,575,000	1,421,438
Series B 4.00% 7/1/31	635,000	495,300
Series B 4.75% 7/1/51	1,915,000	1,493,700
Series C 5.00% 7/1/31 ‡	250,000	125,000
Series C 5.25% 7/1/36 ‡	350,000	175,000
Series C 5.75% 7/1/51 ‡	2,250,000	1,125,000
Series D 6.00% 7/1/26 ‡	90,000	14,400
Series D 7.00% 7/1/51 ‡	1,350,000	216,000
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,958,550
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	15,635,000	13,368,394
(Superior Living Foundation Project) Series A 144A 6.50% 7/1/56 #	10,000,000	8,956,100
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	941,110
Series A 6.875% 10/1/57	6,500,000	6,136,065
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,391,594
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,782,120
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,514,142
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	406,025
Series A 5.375% 8/1/54	1,250,000	991,775
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group)
4.00% 10/1/52	5,000,000	4,166,400
4.00% 10/1/52 (AG)	1,950,000	1,675,557

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	5,000,000	$ 3,443,250
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,199,438
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	4,039
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	2,099,000
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,693,440
Public Finance Authority Charter School Revenue
(Inperium Project) 144A 5.75% 12/1/54 #	13,000,000	12,428,780
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	1,888,560
Series A 5.50% 11/15/49	10,700,000	9,338,211
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,611,256
South Carolina Jobs-Economic Development Authority Revenue
(Beaufort Memorial Hospital & South Broad Healthcare Project) 5.75% 11/15/54	2,250,000	2,256,233
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	658,506
5.50% 12/1/43	1,250,000	1,087,550
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	582,360
Series A 5.125% 8/15/45	1,800,000	1,518,804

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Stamford Housing Authority Revenue
(Mozaic Concierge Living Project)
Series A 6.25% 10/1/60	1,500,000	$ 1,420,710
Series A 6.50% 10/1/55	2,285,000	2,258,083
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	7,573,248
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,263,812
Series A 6.75% 11/15/52	5,800,000	5,814,848
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,398,338
Series A 144A 6.125% 10/1/52 #	2,570,000	1,621,593
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	19,950,166
Virginia Port Authority Revenue
5.25% 7/1/55	5,000,000	5,108,150
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	2,750,000	2,496,780
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	3,522,103
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	925,000	925,472
Series A 6.125% 7/1/39	750,000	750,037
Series A 6.25% 7/1/44	2,500,000	2,489,325
Wisconsin Health & Educational Facilities Authority Revenue
(Chiara Housing and Services, Inc. Project)
6.00% 7/1/60	6,000,000	5,762,940
6.625% 7/1/60	1,500,000	1,522,320
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	1,997,250

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/53	1,945,000	$ 1,574,439
Third Tier Series C 7.00% 7/1/43	1,000,000	848,650
Third Tier Series C 7.50% 7/1/53	1,000,000	841,650
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	504,395
6.00% 10/1/44	300,000	304,665
6.125% 10/1/59	2,750,000	2,752,667
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	608,438
Series A 5.00% 11/1/46	1,000,000	873,040
Series A 5.00% 11/1/54	8,425,000	7,027,798
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	959,981
Series A 144A 5.125% 6/1/48 #	1,375,000	1,226,844
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,368,650	2,094,715
Series A 5.75% 12/1/48	2,576,272	2,172,570
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,147,888
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,242,384
		475,366,495
Housing Revenue Bonds — 3.54%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,063,350
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	650,000	550,927
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	3,865,990
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,588,509

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	$ 1,759,720
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,103,600
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	1,805,000	1,817,310
Series B 5.20% 12/1/48	1,080,000	1,088,327
Series B 5.25% 6/1/51	275,000	277,632
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47 (GNMA) (FNMA) (FHLMC)	5,605,000	5,680,275
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,173
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43 (GNMA) (FNMA) (FHLMC)	1,500,000	1,504,725
Series D-1 5.125% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,850,000	1,850,314
Series D-1 5.20% 7/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,003,350
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	7,000,000	6,679,680
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,067,150
New Jersey Housing & Mortgage Finance Agency Revenue
(Social Bonds) Series M 5.10% 10/1/50	7,500,000	7,534,725
New York City, New York Housing Development Revenue
(8 Spruce Street) Series RE 5.25% 12/15/43	6,000,000	6,159,300
(Sustainable Development Bonds) Series C-1 5.125% 11/1/55	2,000,000	2,000,440
Ohio Housing Finance Agency Revenue
(Havens Edge Apartments Project) Series A 144A 5.70% 8/1/43 #	3,500,000	3,514,875

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	10,340,000	$ 10,332,038
Series 143A 5.45% 4/1/51	5,000,000	5,081,350
South Carolina Jobs-Economic Development Authority Revenue
(Palmera Apartments) 144A 6.75% 12/1/60 #	5,000,000	4,913,550
Tennessee Housing Development Agency Revenue
(Social Bonds)
Series 1A 5.05% 7/1/55 (GNMA) (FNMA) (FHLMC)	2,500,000	2,515,900
Series A 5.20% 7/1/55	3,250,000	3,262,772
Texas Community Housing & Economic Development Revenue
(Agape Helotes) Series A1 144A 6.25% 1/1/65 #	7,500,000	6,667,875
Virginia Housing Development Authority Revenue
Series A 5.30% 11/1/53	3,500,000	3,534,825
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	724,845
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,503,145
		115,396,672
Industrial Development Revenue/Pollution ControlRevenue Bonds — 19.92%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,000,200
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 6.00% 5/1/42 #	1,250,000	1,292,850
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	200,124
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	652,698

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	$ 10,589,900
Series B 144A 7.375% 7/1/48 (AMT) #	10,000,000	10,769,100
(United States Steel Corporation Project)
5.45% 9/1/52 (AMT)	3,500,000	3,399,900
5.70% 5/1/53 (AMT)	18,750,000	18,869,812
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	2,473,528
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	4,775,000	3,188,936
Series A-2 Class 1 4.00% 6/1/48	9,150,000	7,380,207
Series B-2 Class 2 5.00% 6/1/55	39,670,000	32,096,997
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,185,629
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,000,000	3,155,610
Series G 5.00% 11/1/55 •	5,000,000	5,216,350
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	8,146,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	431,563
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	35,500,000	32,643,315
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	18,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	$ 59,063
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(Trips Obligated Group) 5.00% 7/1/48 (AMT)	150,000	141,885
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed)
Series A 0.255% 5/15/57 ^	251,035,000	12,308,246
Series B 9.403% 5/15/57 ^	3,420,000	91,861
City of Houston, Texas Airport System Revenue
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,004,320
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	850,000	850,009
(United Airlines, Inc. Terminal Improvement Projects) Series B 5.50% 7/15/38 (AMT)	7,000,000	7,311,010
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	4,610,000
Colorado Educational & Cultural Facilities Authority Revenue
(The Stanley Project) Series A1 144A 6.875% 2/1/59 #	15,000,000	15,232,200
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	10,888,790
Series D 7.392% 6/15/55 ^	262,500,000	21,070,875
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 1.598% 6/1/60 #, ^	259,695,000	9,621,700
Series D 7.815% 6/1/55 ^	4,000,000	286,680

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	5,450,000	$ 2,736,064
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	15,000,000	14,265,600
5.50% 7/1/53 (AMT)	30,000,000	24,771,900
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	13,060,000	10,466,153
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	8,814,500
Georgia Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	3,000,000	2,791,920
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 1.491% 6/1/66 ^	318,050,000	29,629,538
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,285,567
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	6,635,000	331,750
Industrial Development Board Of The City Of Kingsport Tennessee Revenue
(Domtar Project) 144A 5.25% 12/1/54 (AMT) #, •	7,500,000	7,412,625
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	22,264,724
Series F 144A 5.666% 6/1/57 #, ^	406,910,000	20,296,671
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	10,670,000	$ 8,575,586
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	6,734,350
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	10,000,000	9,071,600
Series B 4.75% 12/1/54 (AMT)	10,090,000	8,781,226
Monroe, New York Tobacco Asset Securitization Revenue
(Forth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	19,534,125
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	7,674,900
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	10,000,000	9,194,600
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #	1,952,380	20
New Hampshire Business Finance Authority Revenue
(Mill Creek Project) 144A 5.95% 12/1/31 #	1,000,000	1,002,740
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 5.875% 12/15/33 #	6,000,000	6,024,840
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	3,430,000	3,433,567
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,271,321

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Counties Tobacco Trust IV Revenue
Series F 1.937% 6/1/60 ^	105,000,000	$ 4,474,050
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	12,159,876
New York Counties Tobacco Trust VI Pass-Through Revenue
Series C 5.00% 6/1/51 ♦	1,000,000	827,260
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,021,780
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	16,840,000	14,627,392
Ohio, Port of Greater Cincinnati Development Authority Revenue
(RBM Phase 3 Garage Project)
5.00% 12/1/44	1,000,000	948,240
5.125% 12/1/55	1,500,000	1,362,195
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,499,685
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,194,200
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	1,817,960
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	1,771,360
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,000,000
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	7,500,000	7,006,650
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	3,000,000	3,138,360
5.25% 12/1/27	2,235,000	2,326,389
5.25% 12/1/28	1,050,000	1,110,301

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.50% 12/1/29	765,000	$ 825,925
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	230,000	231,058
SkyRidge Pegasus Infrastructure Financing District Revenue
144A 5.25% 12/1/44 #	6,500,000	6,083,610
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,067,100
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,738,933
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	14,955,000
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 1.574% 6/1/46 ^	3,515,000	650,345
(Capital Appreciation - Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,411,795
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 Class 2 5.00% 6/1/48	660,000	609,358
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	1,999,920
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	9,237,040
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,005,820
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	10,510,000	7,875,458
Series B-1 5.00% 6/1/47	2,200,000	1,831,786
(Capital Appreciation Bonds)
First Subordinate Series C 2.949% 6/1/47 ^	95,170,000	22,701,852
Second Subordinate Series D 2.20% 6/1/47 ^	179,085,000	41,830,674

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	$ 480
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project) 5.75% 6/30/60 (AMT)	4,250,000	4,168,145
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,255,000	4,843,271
		648,906,790
Lease Revenue Bonds — 2.27%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.09% 12/15/48 #, ~	2,500,000	2,135,975
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project) 5.00% 6/1/51	1,000,000	936,620
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,499,400
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	11,000,000	7,561,510
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 0.653% 12/15/56 ^	6,110,000	1,108,782
Series A 4.00% 6/15/52	5,305,000	4,279,968
Series B 1.407% 12/15/54 ^	16,210,000	3,300,032
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	751,081
New Hampshire Business Finance Authority Revenue
(Silverado Project) 144A 5.00% 12/1/28 #	2,000,000	2,004,020
New Jersey Transportation Trust Fund Authority Revenue
Series BB 3.00% 6/15/50	7,265,000	5,025,927

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority Revenue
Series CC 4.125% 6/15/50	5,000,000	$ 4,328,700
(Transportation Program) Series BB 4.00% 6/15/50	5,925,000	5,048,100
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	2,759,105
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	3,869,923
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	7,000,000	6,802,670
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,253,552
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,540,600
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	957,820
5.375% 2/1/41	1,300,000	1,145,703
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AG) ^	2,250,000	1,396,710
Series A 6.44% 7/15/37 (AG) ^	4,000,000	2,328,200
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	2,890,770
		73,925,168
Local General Obligation Bonds — 4.08%
Adams County, Colorado Parterre Metropolitan District No 5
Series A 5.875% 12/1/45	1,250,000	1,271,713
Series A 6.125% 12/1/55	1,730,000	1,768,821
Aledo Independent School District
3.00% 2/15/50	5,000,000	3,622,500
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	9,785,000	8,736,733
Series A 5.875% 12/1/47	8,000,000	8,119,200
Series A 6.00% 12/1/49	13,820,000	14,091,978
Series A 144A 7.00% 12/1/46 #	2,500,000	2,561,700
Series B 4.00% 12/1/39	2,500,000	2,132,850

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,000,000	$ 1,671,580
Series G 5.00% 12/1/44	1,905,000	1,660,341
Series H 5.00% 12/1/36	4,850,000	4,786,756
Series H 5.00% 12/1/46	6,615,000	5,651,525
City of Chicago, Illinois
(Chicago Recovery Plan) Series A 5.00% 1/1/43	12,100,000	11,496,694
City of Horace
Series C 5.00% 5/1/50	1,500,000	1,398,240
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33	1,550,000	1,759,948
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-1 144A 6.00% 3/1/55 #	1,000,000	884,480
Series A-2 144A 5.25% 12/1/44 #	1,500,000	1,392,420
Harris County, Texas Humble Independent School District
3.00% 2/15/49	2,000,000	1,444,180
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	7,500,000	6,049,725
New Hampshire Business Finance Authority Revenue
144A 5.375% 12/15/35 #	4,800,000	4,718,448
(Easton Park Project) 144A 5.625% 2/1/30 #	6,000,000	6,015,960
New Hampshire, National Finance Authority Revenue
(Tamarron Project, Fort Bend County, Texas) 144A 5.25% 12/1/35 #	5,825,000	5,822,553
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	2,173,237
Public Finance Authority Revenue
(Two Step Project) 144A 5.70% 12/15/34 #, ^	9,000,000	5,158,440
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	831,900
Village of Riverdale, Illinois
8.00% 10/1/36	6,690,000	6,702,711

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	3,437,314	$ 3,378,054
(Waterstone Project) 144A 5.50% 12/15/38 #	10,000,000	9,863,400
		132,802,587
Pre-Refunded/Escrowed to Maturity Bonds — 0.93%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,600,000	2,832,388
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,698,931
City of Chicago, Illinois
Series C 5.00% 1/1/26	500,000	504,000
Decatur County, Texas Hospital Authority
(Wise Regional Health System) Series C 4.00% 9/1/44-31 §	2,036,000	2,160,603
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	12,064,369
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series CC 5.50% 6/15/50-32 §	4,250,000	5,003,738
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	6,016,800
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	56,253
		30,337,082
Resource Recovery Revenue Bonds — 0.18%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	2,812,106	703,026

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,990,000	$ 5,066,859
		5,769,885
Special Tax Revenue Bonds — 13.35%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	2,000,000	1,902,680
144A 5.75% 12/1/54 #	8,750,000	8,354,062
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,355,000	2,275,919
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,207,744
Arrowhead Springs Public Infrastructure District Revenue
(Arrowhead Springs Assessment Area) 144A 5.625% 12/1/54 #	3,200,000	3,063,968
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	4,996,950
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area) 144A 5.625% 12/1/53 #	5,130,000	4,976,818
Black Rock Mountain Resort Public Infrastructure District Special Assessment Revenue
(Black Rock Mountain Resort Assessment Area) 144A 5.875% 12/1/54 #	8,000,000	7,958,000
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	235,000	231,158
Build NYC, New York Resource Revenue
(Quilici Ranch) 5.125% 6/1/47 #	1,000,000	927,850
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45 ‡	2,460,000	1,968,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	$ 1,000,960
144A 5.40% 3/1/45 #	2,000,000	2,000,520
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	790,000
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	203,642
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	2,528,944
Commonwealth of Puerto Rico Revenue
1.762% 11/1/51 •	16,577,612	10,775,448
3.113% 11/1/43 •	69,479,475	43,685,219
(Subordinate) 2.41% 11/1/51 •	17,208,390	9,529,146
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,497,143
Creekwalk Marketplace Business Improvement District Revenue
(In The City Of Colorado Springs) Series A 6.00% 12/1/54	5,900,000	5,499,213
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,488,850
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	61,414,670	59,300,777
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,531,760
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	640,000

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	295,000	$ 247,688
3.50% 9/1/45	715,000	522,536
4.00% 9/1/51	490,000	384,062
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,050,010
Series E 6.125% 3/1/57	3,250,000	3,325,368
Kansas City Industrial Development Authority Revenue
(Historic Northeast Redevelopment Plan)
Series A-1 144A 5.00% 6/1/46 #	1,875,000	1,726,594
Series A-1 144A 5.00% 6/1/54 #	1,250,000	1,101,800
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	625,611	563,050
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	725,000	740,841
144A 5.75% 6/1/42 #	1,075,000	1,079,257
144A 5.75% 6/1/47 #	1,530,000	1,504,189
144A 6.00% 6/1/52 #	1,750,000	1,752,205
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	390,754
5.75% 6/1/43	500,000	513,970
6.00% 6/1/53	1,000,000	1,022,490
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	1,480,678	814,373
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	972,650
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, φ	859,000	300,650

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,945,000	$ 3,930,640
Mida Mountain Village Public Infrastructure District Revenue
(Subordinate)
Series 1 144A 5.125% 6/15/54 #	3,000,000	2,754,240
Series 2 144A 6.00% 6/15/54 #	4,410,000	4,381,247
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	500,015
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,200,000	1,208,916
Series A 5.50% 8/1/35	1,500,000	1,507,500
Monongalia County, West Virginia Revenue
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	795,000	822,976
Series A 144A 5.75% 6/1/43 #	1,315,000	1,345,863
Series A 144A 6.00% 6/1/53 #	1,315,000	1,345,403
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate Bonds) Series A-3 3.00% 5/1/45	4,000,000	2,933,720
New York State Dormitory Authority Revenue
Series A 3.00% 3/15/49	5,000,000	3,558,750
New York State Urban Development Revenue
(General Purpose)
Series A 3.00% 3/15/50	10,810,000	7,551,866
Series E 3.00% 3/15/50	2,500,000	1,746,500
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	6,000,000	4,196,820
Ohio Infrastructure Improvement Revenue
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,270,000	1,228,052

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	$ 1,391,340
Point Phase 1 Public Infrastructure District No. 1 Revenue
Series A-1 6.125% 3/1/55	3,000,000	3,033,600
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	2,000,000	1,936,160
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.587% 7/1/46 ^	106,758,000	33,740,866
Series A-1 2.149% 7/1/51 ^	140,182,000	32,719,881
Series A-1 4.75% 7/1/53	32,669,000	29,337,415
Series A-1 5.00% 7/1/58	29,672,000	27,216,642
Series A-2 4.536% 7/1/53	1,022,000	881,475
Series A-2 4.784% 7/1/58	9,355,000	8,264,394
Series B-1 4.75% 7/1/53	5,619,000	5,045,974
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	300,000	300,426
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	600,000	602,382
8.00% 8/1/38	1,500,000	1,505,130
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	910,000	878,077
Series A 144A 5.25% 9/1/45 #	3,540,000	3,295,528
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	1,300,000	1,280,305
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	262,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Town of Bridgeville, Delaware Revenue
(Heritage Shores Special Development District)
144A 5.25% 7/1/44 #	875,000	$ 849,328
144A 5.625% 7/1/53 #	1,530,000	1,510,033
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,378,531
6.75% 12/1/52	4,000,000	4,009,720
Village Community Development District No. 15, Florida Revenue
144A 5.00% 5/1/43 #	1,000,000	971,840
Virgin Islands Public Finance Authority Revenue
(Frenchman's Reef Hotel Development Project) Series A 144A 6.00% 4/1/53 #	3,000,000	2,970,210
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,535,000	2,028,000
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	9,490,000
Series B 144A 6.50% 6/1/56 #	1,000,000	790,000
(Miami Worldcenter Project) Series A 144A 5.00% 6/1/41 #	5,000,000	4,889,950
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,965,000	4,614,620
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	2,555,000	2,440,945
		434,997,091
State General Obligation Bonds — 4.56%
California State
4.00% 9/1/29	3,950,000	4,215,282
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	18,225,000	12,298,959
Series D 4.00% 11/1/35	5,000,000	5,072,500
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	4,913,928	4,564,302
Series A-1 4.00% 7/1/41	22,956,237	19,987,766
Series A-1 4.00% 7/1/46	80,775,861	66,760,442
Illinois State
5.00% 1/1/28	1,190,000	1,198,949

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.50% 5/1/39	6,000,000	$ 6,254,820
Series A 5.125% 12/1/29	1,310,000	1,377,111
Series A 5.50% 3/1/47	6,500,000	6,650,475
Series B 3.00% 12/1/41	2,605,000	1,921,578
Series C 4.00% 10/1/41	400,000	349,572
Series C 4.00% 10/1/42	2,900,000	2,497,074
Series C 4.00% 10/1/48	1,000,000	813,790
Series C 5.00% 11/1/29	4,600,000	4,819,282
Series F 5.25% 9/1/49	7,500,000	7,532,925
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,219,339
		148,534,166
Transportation Revenue Bonds — 7.76%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	4,000,000	4,011,720
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/49 (AMT)	6,000,000	6,084,180
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	7,500,000	6,148,500
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,634,975
7.85% 1/1/40 ^	2,000,000	983,000
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,151,300
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport)
Series C 4.00% 5/15/50 (AMT)	2,155,000	1,817,872
Series D 4.00% 5/15/51 (AMT)	3,000,000	2,508,780
Series F 3.00% 5/15/49 (AMT)	3,030,000	2,013,223

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado High Performance Transportation Enterprise Revenue
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	$ 3,251,137
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 10.00% 7/1/57 (AMT) #, •	25,865,000	21,986,543
(Brightline Florida Passenger Rail Project) 144A 14.00% 7/15/32 (AMT) #, •	35,285,000	21,876,700
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,315,005
Kansas State Department of Transportation Revenue
Series A 5.00% 9/1/44	100,000	104,060
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.00% 9/1/66 (AMT)	6,575,000	5,905,205
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail And Capital Improvement Project) Series B 3.00% 10/1/50 (AG)	1,770,000	1,240,947
Miami-Dade County, Florida Aviation Revenue
Series A 5.50% 10/1/55 (AMT)	3,000,000	3,079,620
New York Transportation Development Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	22,575,000	21,856,438
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds) 5.375% 6/30/60 (AMT)	19,500,000	18,515,445
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.50% 6/30/54 (AMT)	8,000,000	7,763,680
5.50% 6/30/60 (AMT)	7,500,000	7,218,525
6.00% 6/30/54 (AMT)	15,220,000	15,465,194
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,496,931

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/41 (AMT)	4,920,000	$ 4,890,431
North Carolina Turnpike Authority Revenue
(Triangle Expressway System) Series C 4.97% 7/1/41 ^	4,160,000	1,805,149
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 3.00% 12/1/51	2,500,000	1,750,775
Pennsylvania Turnpike Commission Revenue
Subordinate Series B 3.00% 12/1/51	2,500,000	1,687,300
Phoenix, Arizona Civic Improvement Revenue
(Junior Lien) Series B 3.25% 7/1/49 (AMT)	1,555,000	1,111,172
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Warf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	4,178,900
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	7,595,000	6,316,686
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	12,290,000	12,386,968
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	16,705,000	15,560,541
Tulsa Municipal Airport Trust Trustees Revenue
(American Airlines, Inc. Project)
6.25% 12/1/35 (AMT)	4,000,000	4,420,400
6.25% 12/1/40 (AMT)	5,250,000	5,691,787
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,586,368
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	11,250,000	11,007,337

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
6.50% 12/31/65 (AMT)	15,000,000	$ 15,788,100
		252,610,894
Water & Sewer Revenue Bonds — 0.71%
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	184,890
5.00% 11/1/28	30,000	30,751
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	12,200,000	12,438,632
New York City Municipal Water Finance Authority Revenue
Subseries AA-1 3.50% 6/15/48	5,000,000	3,950,850
Subseries BB-1 3.00% 6/15/44	8,750,000	6,632,063
		23,237,186
Total Municipal Bonds (cost $3,470,939,466)		3,150,803,759
	Number of shares
Common Stock — 0.07%
Industrial — 0.07%
TimberHP <<, =, †, π	436,852	2,100,559
Total Common Stock (cost $2,100,559)		2,100,559
	Principal amount°
Short-Term Investments — 2.77%
Variable Rate Demand Notes — 2.77%
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 3.10% 11/15/52 (SPA - Northern Trust)¤	11,000,000	11,000,000
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 3.90% 3/1/60 (LOC - TD Bank, N.A.)¤	15,200,000	15,200,000

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Series D2 3.75% 8/1/43 (LOC - TD Bank, N.A.)¤	5,500,000	$ 5,500,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Subordinate Series BB-2 3.70% 6/15/44 (SPA - Mizuho Bank)¤	20,000,000	20,000,000
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 3.80% 8/1/34 (LOC - TD Bank, N.A.)¤	24,100,000	24,100,000
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series D 3.30% 4/1/59 (LOC - TD Bank, N.A.)¤	14,550,000	14,550,000
Total Short-Term Investments (cost $90,350,000)		90,350,000
Total Value of Securities—99.56% (cost $3,563,390,025)		$3,243,254,318
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $1,046,931,593, which represents 32.14% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2025.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
φ	Step coupon bond. Stated rate in effect at August 31, 2025 through maturity date.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2025, the aggregate value of restricted securities was $2,100,559, which represented 0.07% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$2,100,559	$2,100,559
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation

Schedules of investments
Macquarie National High-Yield Municipal Bond Fund
Summary of abbreviations: (continued)
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free USA Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 96.55%
Education Revenue Bonds — 12.81%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	$ 302,575
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	225,000	229,714
144A 6.00% 7/1/47 #	400,000	402,724
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	324,728
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	474,725
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	2,295,000	1,369,472
Series A 2.375% 7/1/52	2,500,000	1,371,700
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,830,000	1,409,228
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	2,835,932
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	340,582
(Social Bonds - Equitable School) Series A 4.00% 11/1/50	1,600,000	1,283,664
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	3,100,000	3,229,642
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,160,287
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	958,600
5.25% 7/1/57	4,000,000	3,792,800
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	4,094,350
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,055,000	2,187,959
Series V-1 5.00% 5/1/49	16,065,000	16,960,784
Series V-2 2.25% 4/1/51	500,000	304,785

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	1,000,000	$ 1,051,010
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,110,000	3,734,757
California School Finance Authority Revenue
(Envision Education – Obligated Group) Series A 144A 5.00% 6/1/44 #	750,000	677,843
(Fortune School Of Education Obligated Group) Series A 144A 5.00% 6/1/44 #	1,175,000	1,066,935
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,350,043
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	3,000,000	2,741,340
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	1,884,687
5.75% 4/1/48 (BAM)	2,000,000	2,058,760
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,147,272
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project) 144A 5.75% 7/1/45 #	2,270,000	2,209,573
Florida Development Finance Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,160,184
Florida, Capital Projects Finance Authority Revenue
(Navigator Academy Of Leadership Obligated Group Project) 144A 5.00% 6/15/64 #	2,835,000	2,413,691
Illinois Finance Authority Revenue
(Rogers Park Montessori School Project) 144A 6.25% 8/1/45 #	1,490,000	1,500,519

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	$ 2,320,050
Series A 5.125% 6/1/58	4,000,000	3,738,640
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project) Series A-1 5.00% 7/1/64 (BAM)	3,000,000	2,909,850
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	239,165
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	3,635,000	3,530,058
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,576,660
(Reid Traditional Schools Projects) 5.00% 7/1/47	1,785,000	1,595,522
(Social Bonds-Arizona Autism Charter Schools Project) Series A 144A 4.00% 7/1/61 #	800,000	557,392
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,608,050
(Harvard University) Series A 5.00% 7/15/40	5,000,000	5,563,050
Miami-Dade County, Florida Educational Facilities Authority Revenue
(Academir Charter Schools Project) Series A 144A 5.50% 7/1/61 #	750,000	656,438
New Hampshire, Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	5,000,000	4,867,700
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	3,000,000	3,151,830
New York State Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.25% 8/1/44	1,850,000	1,827,744

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	4,000,000	$ 4,233,280
Permanent University Fund - University of Texas System Revenue
Series A 5.00% 7/1/39	2,000,000	2,236,520
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	4,809,057
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #, ‡	750,000	525,000
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	5,000,000	5,221,450
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	5,000,000	4,226,300
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	6,950,000	6,661,227
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	2,022,120
(The Evergreen School Project) 4.50% 7/1/55	2,000,000	1,720,240
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,685,400	5,641,849
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,826,671
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,089,200
		145,385,928
Electric Revenue Bonds — 3.36%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,021,840
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	1,500,000	1,500,660
Series A 5.00% 7/1/55 (BAM)	1,000,000	1,001,410

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M) 4.00% 1/1/59	9,000,000	$ 7,261,560
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,687,125
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,432,643
Series A 5.05% 7/1/42 ‡	155,000	102,881
Series A 6.75% 7/1/36 ‡	1,725,000	1,144,969
Series AAA 5.25% 7/1/26 ‡	320,000	211,600
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,330,819
Series TT 5.00% 7/1/32 ‡	2,705,000	1,795,444
Series WW 5.00% 7/1/28 ‡	1,060,000	703,575
Series WW 5.25% 7/1/33 ‡	2,485,000	1,649,419
Series XX 4.75% 7/1/26 ‡	425,000	282,094
Series XX 5.75% 7/1/36 ‡	125,000	82,969
Series ZZ 4.75% 7/1/27 ‡	335,000	222,356
Series ZZ 5.25% 7/1/26 ‡	440,000	290,950
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series B 5.25% 1/1/53	6,500,000	6,735,430
(Salt River Project) Series A 5.00% 1/1/47	1,500,000	1,531,875
South Carolina Public Service Authority Revenue
(Santee Cooper) Series A 5.50% 12/1/54	5,000,000	5,153,200
		38,142,819
Healthcare Revenue Bonds — 13.03%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/40	1,750,000	1,555,523
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	992,388
Series D 7.25% 1/1/52	1,980,000	875,437
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	1,963,260

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	145,000	$ 131,213
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 0.00% 1/1/59 ~	435,385	75,609
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	438,686	336,130
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 0.00% 1/1/59 ~	517,536	276,452
(ISF - Ativo Portfolio) Series A 144A 6.875% 3/1/55 #	1,900,000	1,844,102
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	821,920
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,000,000	690,170
Series A 3.00% 8/15/51 (BAM)	4,000,000	2,902,160
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	14,370,000	14,802,393
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	1,993,693
City of Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	139,071
5.25% 11/15/46	415,000	350,459
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	138,496
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	237,336
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49 (BAM)	5,000,000	4,215,400
(Intermountain Healthcare) Series A 4.00% 5/15/52	3,000,000	2,550,660

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,745,000	$ 1,419,558
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	5,965,000	6,074,040
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	2,880,000	2,995,834
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	9,900,522
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	3,686,099
(The Admiral at the Lake Project) 5.25% 5/15/42	1,000,000	793,160
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	3,006,360
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,310,507
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	640,302
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health) Series F 4.00% 1/1/45	1,750,000	1,534,418
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	405,000	334,413
Michigan State Finance Authority Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,246,800

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	10,000,000	$ 8,163,600
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	7,500,000	5,915,850
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	1,658,845
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,365,700
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	3,420,120
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AG)	12,640,000	8,634,131
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35	2,500,000	2,806,075
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group) 4.00% 10/1/52	6,245,000	5,203,834
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	657,000
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	753,000
Pennsylvania Economic Development Financing Authority Revenue
Series A 4.00% 11/15/42	3,300,000	2,937,990
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) 5.50% 8/15/55	5,765,000	6,034,744

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group) 5.25% 5/15/49	950,000	$ 929,746
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,805,000	3,320,738
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	2,195,000	1,384,979
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	3,813,775
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,229,450
4.00% 12/1/51	3,000,000	2,364,780
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group)
Series A 5.00% 6/1/53	2,000,000	1,936,120
Series A 5.50% 6/1/50	2,115,000	2,188,517
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AG)	1,250,000	1,230,812
5.75% 11/1/53 (AG)	2,500,000	2,641,625
Wisconsin Public Finance Authority Revenue
(Kahala Nui Project)
5.25% 11/15/55	1,750,000	1,713,530
5.25% 11/15/61	3,500,000	3,389,610
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Regional Medical Center)
3.125% 8/1/43	1,250,000	952,412
4.00% 8/1/43	1,500,000	1,316,880

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center) Series A 5.25% 8/1/49	1,000,000	$ 1,014,300
		147,812,048
Housing Revenue Bonds — 5.47%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50 (GNMA) (FNMA) (FHLMC)	5,585,000	5,282,293
4.65% 12/1/52 (GNMA) (FNMA) (FHLMC)	4,965,000	4,728,467
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	866,515
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,044,400
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	4,000,000	4,069,680
Industrial Development Authority of the County of Pima, Arizona Revenue
Series B 4.90% 7/1/54 (GNMA)	1,200,000	1,156,968
Massachusetts Housing Finance Agency Revenue
(Sustainability Bonds) Series A-1 5.00% 12/1/67	1,800,000	1,741,536
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	3,000,000	2,862,720
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,067,150
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program) 4.70% 9/1/53 (GNMA) (FNMA) (FHLMC)	1,485,000	1,414,240
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program) 4.55% 7/1/48	2,960,000	2,805,162
Ohio Housing Finance Agency Revenue
(Mortgage - Backed Securities Program)
Series B 4.70% 9/1/54 (GNMA) (FNMA) (FHLMC)	1,975,000	1,873,367
Series C 4.70% 9/1/54 (GNMA) (FNMA) (FHLMC)	1,500,000	1,429,395

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	2,000,000	$ 1,998,460
Series 143A 5.45% 4/1/51	3,000,000	3,048,810
Series 146A 4.75% 4/1/53	5,000,000	4,793,400
Pima County, Arizona Industrial Development Authority Revenue
Series D-1 4.65% 7/1/54 (GNMA)	550,000	516,923
Rhode Island Housing & Mortgage Finance Revenue
Series 80A 4.65% 10/1/53 (GNMA)	7,990,000	7,547,594
Virginia Housing Development Authority Revenue
Series H 4.75% 12/1/59	4,225,000	4,012,609
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49 (GNMA) (FNMA) (FHLMC)	2,385,000	2,302,503
Wyoming Community Development Authority Revenue
Series 1 4.70% 12/1/49	1,500,000	1,448,640
		62,010,832
Industrial Development Revenue/Pollution ControlRevenue Bonds — 15.03%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	13,770
Series A 144A 7.75% 7/1/50 #, ‡	6,685,000	204,561
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	6,883,435
Series B 144A 7.375% 7/1/48 (AMT) #	5,000,000	5,384,550
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series B 5.00% 10/1/55 •	3,440,000	3,665,354
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	8,275,000	5,526,376
Series A-2 Class 1 4.00% 6/1/48	17,060,000	13,760,255

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series G 5.00% 11/1/55 •	2,500,000	$ 2,608,175
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	10,750,000	9,884,948
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/34	2,000,000	2,142,340
Series A 5.00% 9/1/42	2,500,000	2,546,000
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,750,000	3,823,088
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 9.017% 5/15/57 ^	23,335,000	1,144,115
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	40,000	37,204
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 1.583% 6/1/60 #, ^	92,220,000	3,416,751
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	2,815,000	1,413,214
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	10,000,000	9,510,400
5.50% 7/1/53 (AMT)	5,000,000	4,128,650
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	20,715,000	16,600,794
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	2,480,000	124,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	$ 7,138,049
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	4,014,592
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	2,000,000	2,114,520
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	2,126,100
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	500,000	401,855
Mobile County, Alabama Industrial Development Authority Solid Waste Disposal Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	2,500,000	2,267,900
Series B 4.75% 12/1/54 (AMT)	2,000,000	1,740,580
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,070,000	1,133,772
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.18% 3/1/26 (AG) ^	3,185,000	3,139,550
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	14,811,844
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	2,500,000	2,335,550
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	4,025,000	4,210,633
Southeast Energy Authority A Cooperative District, Alabama Revenue
Series A 5.00% 1/1/56 •	4,250,000	4,368,575
(Project No. 2) Series B 4.00% 12/1/51 •	5,000,000	4,981,550
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	1,000,350
6.00% 12/1/53	4,000,000	3,988,000

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	2,500,000	$ 2,661,325
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	2,499,620
(Capital Appreciation - Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	363,010
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	7,775,000	7,607,838
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,145,000	4,741,889
		170,465,082
Lease Revenue Bonds — 8.34%
Arizona Game & Fish Department & Community Beneficial Interest Certificates Revenue
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,001,430
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AG) (AMT)	2,450,000	2,367,117
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
1.074% 12/15/56 (AG) ^	44,795,000	8,509,258
5.92% 12/15/56 ^	5,000,000	907,350
Series A 4.00% 6/15/50 (BAM)	2,000,000	1,662,020
Series A 4.00% 6/15/52	12,885,000	10,395,360
Series A 5.61% 12/15/56 (BAM) ^	8,000,000	1,519,680
Series B 4.933% 12/15/51 (BAM) ^	12,975,000	3,258,282
Series B 5.106% 12/15/54 (BAM) ^	35,025,000	7,441,762
Series B 5.26% 12/15/54 ^	5,000,000	1,017,900
Series B-1 4.57% 6/15/47 (AG) ^	7,740,000	2,498,472
Michigan State Building Authority Revenue
Series I 5.00% 4/15/30	5,000,000	5,015,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	10,700,000	$ 5,659,337
(Transportation Program Bonds)
Series AA 5.25% 6/15/41	4,500,000	4,752,000
Series BB 5.25% 6/15/50	3,150,000	3,214,764
Series CC 5.25% 6/15/50	5,000,000	5,097,850
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	11,521,267
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,770,300
Series A-1 3.00% 3/15/51	3,000,000	2,081,040
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54 (GNMA) (FNMA) (FHLMC)	1,320,000	1,272,665
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,306,050
Washington Metropolitan Area Transit Authority Dedicated Revenue
(Second Lien)
Series A 5.25% 7/15/55	2,000,000	2,055,720
Series A 5.50% 7/15/60	6,000,000	6,254,820
		94,579,444
Local General Obligation Bonds — 4.19%
Arapahoe County, Colorada Cherry Creek School District No. 5
5.25% 12/15/43	2,500,000	2,668,650
City of Chicago, Illinois
Series A 6.00% 1/1/50	1,350,000	1,375,731
(Chicago Recovery Plan) Series A 5.25% 1/1/45	5,000,000	4,857,100
City of Goodyear, Arizona
3.00% 7/1/39	750,000	635,948
Collin and Dentan County, Texas Prosper Independent School District
5.25% 2/15/55	2,000,000	2,072,320
Fairfax County, Virginia Public Improvement Bonds
Series A 5.00% 10/1/36	5,000,000	5,596,300

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Harris and Waller County, Texas Katy Independent School District
5.25% 2/15/54	5,000,000	$ 5,184,800
Harris County, Texas Humble Independent School District
3.00% 2/15/49	2,770,000	2,000,189
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,000,000
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	771,480
New York City, New York
Series G-1 5.25% 2/1/50	2,000,000	2,057,040
Palomar Health, California
Series A 6.746% 8/1/32 (AG) ^	5,000,000	3,669,350
Series A 7.00% 8/1/31 (AG) ^	3,315,000	2,570,219
Series A 7.07% 8/1/33 (AG) ^	5,000,000	3,461,000
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,206,650
Wisconsin Public Finance Authority Revenue
(Waterstone Project) 144A 5.50% 12/15/38 #	2,500,000	2,465,850
		47,592,627
Pre-Refunded/Escrowed to Maturity Bonds — 1.54%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	70,000	74,994
Central Texas Turnpike System Revenue
Series A 3.278% 8/15/26 (AMBAC) ^	1,340,000	1,306,339
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	8,771,506
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AG) §, ~	7,000,000	7,293,790

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35-34 §	65,000	$ 73,765
		17,520,394
Resource Recovery Revenue Bond — 0.09%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,550,000	982,932
		982,932
Special Tax Revenue Bonds — 14.46%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	639,480
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	25,000,000	5,227,250
Commonwealth of Puerto Rico Revenue
1.819% 11/1/51 •	2,872,912	1,867,393
3.182% 11/1/43 •	31,446,670	19,772,094
Florida Village Community Development District No. 15 Revenue
(City Of Wildwood, Florida) 144A 4.80% 5/1/55 #	1,500,000	1,339,830
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	27,342,388	26,401,263
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	4,044,440
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	308,319
Series A 5.00% 10/1/39	2,205,000	2,196,974
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.29% 3/1/27 (AG) ^	3,000,000	2,872,350
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	2,840,040

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Revenue
(Subordinate Bonds) Series F 5.00% 11/1/36	2,500,000	$ 2,772,950
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,585,000	532,484
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	20,775,000	18,656,365
Series A-1 5.00% 7/1/58	5,560,000	5,099,910
Series A-1 5.595% 7/1/46 ^	155,500,000	49,145,775
Series A-1 6.013% 7/1/51 ^	57,611,000	13,446,984
Series A-2 4.329% 7/1/40	1,000,000	927,440
Utah State Downtown Revitalization Public Infrastructure District Revenue
(SEG - Redevelopment Project) Series B 5.50% 6/1/55 (AG)	2,750,000	2,864,015
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	825,000	660,000
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,392,722
		164,008,078
State General Obligation Bonds — 5.41%
California State
(Various Purpose)
5.00% 9/1/43	5,000,000	5,280,450
5.25% 8/1/44	2,000,000	2,143,740
5.50% 8/1/49	5,000,000	5,390,250
Series C 5.00% 11/1/42	2,000,000	2,100,520
Commonwealth of Pennsylvania
Series A 5.00% 8/15/34	2,500,000	2,843,200
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	14,700,000	12,149,403
Illinois State
5.50% 5/1/39	3,725,000	3,883,201

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 4.00% 3/1/41	1,110,000	$ 984,215
Series A 5.50% 3/1/47	5,700,000	5,831,955
Series B 5.50% 5/1/47	2,000,000	2,039,540
Series C 4.00% 10/1/48	1,605,000	1,306,133
(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,170,000	7,423,343
Oregon State
(Article XI-F(1) Projects and Refunding) Series F 5.00% 8/1/27	1,365,000	1,436,089
(Article XI-G Projects and Refunding) Series G 5.00% 8/1/27	1,250,000	1,315,100
Washington State
Series B 5.00% 6/1/46	1,500,000	1,533,510
Series D 5.00% 6/1/33	2,500,000	2,851,275
Series R 5.00% 7/1/34	2,500,000	2,859,050
		61,370,974
Transportation Revenue Bonds — 11.83%
Alaska Railroad Corporation Cruise Port Revenue
6.00% 10/1/50 (AG) (AMT)	1,500,000	1,586,745
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	2,275,000	2,297,318
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/41	1,575,000	1,640,252
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,151,300
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,048,310
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,042,240
City of Chicago, Illinois International Airport Revenue
Series B 5.50% 1/1/59	3,650,000	3,757,784
City of Dallas and Fort Worth, Texas International Airport Revenue
5.00% 11/1/43	3,000,000	3,089,160
City of Los Angeles, California Department of Airports Revenue
Series A 5.50% 5/15/55 (AMT)	3,000,000	3,116,310
Series C 4.00% 5/15/50 (AMT)	2,500,000	2,108,900

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	$ 2,170,395
Series B 5.00% 7/1/49 (AMT)	1,770,000	1,740,813
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	3,055,000	3,041,069
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	13,000,000	8,060,000
Lee County, Florida Airport Revenue
5.25% 10/1/49 (AMT)	5,100,000	5,140,035
Series B 4.00% 10/1/51 (AMT)	2,500,000	2,023,300
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project)
5.00% 9/1/66 (AMT)	2,610,000	2,344,119
5.50% 9/1/59 (AMT)	3,865,000	3,760,761
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,015,920
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,296,645
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,484,547
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,287,518
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,086,085
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation Program - Forward Delivery) Series AA 5.00% 6/15/29	5,000,000	5,452,300
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	5,000,000	4,840,850
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.375% 6/30/60 (AMT)	5,000,000	4,747,550
Series A 5.25% 12/31/54 (AG) (AMT)	7,500,000	7,400,550
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	2,650,000	2,262,888

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series B 0.000% 12/31/54 (AG) (AMT) ~	2,500,000	$ 1,481,725
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AG) ~	4,000,000	4,090,120
Port Authority of New York & New Jersey Revenue
Series 248 5.00% 1/15/28	2,000,000	2,126,900
Port of Seattle Intermediate Lien Revenue
Series B 5.50% 10/1/50 (AMT)	5,000,000	5,186,600
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	5,000,000	4,136,150
(Private Activity) Series B 5.50% 7/1/55 (AMT)	5,000,000	5,180,150
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,738,287
Series A 4.00% 5/1/49 (AMT)	3,955,000	3,289,334
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,039,450
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	7,500,000	7,338,225
6.50% 12/31/65 (AMT)	7,250,000	7,630,915
		134,231,520
Water & Sewer Revenue Bonds — 0.99%
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	1,500,000	1,562,265
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	5,000,000	5,130,500

Schedules of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	$ 4,588,020
		11,280,785
Total Municipal Bonds (cost $1,151,348,618)		1,095,383,463
	Number of shares
Common Stock — 0.10%
Industrial — 0.10%
TimberHP =, †, π	225,640	1,084,967
Total Common Stock (cost $1,084,967)		1,084,967
	Principal amount°
Short-Term Investments — 1.80%
Variable Rate Demand Notes — 1.80%
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 3.90% 2/1/48 (LOC - TD Bank, N.A.)¤	465,000	465,000
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 3.10% 11/15/52 (SPA - Northern Trust)¤	15,000,000	15,000,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 3.80% 8/1/34 (LOC - TD Bank, N.A.)¤	5,000,000	5,000,000
Total Short-Term Investments (cost $20,465,000)		20,465,000
Total Value of Securities—98.45% (cost $1,172,898,585)		$1,116,933,430
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $112,753,709, which represents 9.94% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2025.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2025, the aggregate value of restricted securities was $1,084,967, which represented 0.10% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$1,084,967	$1,084,967
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation

Schedules of investments
Macquarie Tax-Free USA Fund
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund	August 31, 2025
	Principal amount°	Value (US $)
Municipal Bonds — 97.68%
Education Revenue Bonds — 8.05%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,220,000	$ 1,245,559
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	830,769
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,620,300
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	794,692
(Social Bonds) Series A 5.00% 11/1/42	1,000,000	996,520
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,100,380
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,009,920
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/42 #	750,000	751,568
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/34	415,000	438,912
5.00% 7/1/36	415,000	431,289
5.00% 7/1/37	550,000	566,764
5.00% 7/1/42	1,000,000	986,510
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,381,373
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,646,250
Series U-6 5.00% 5/1/45	1,000,000	1,072,950
Series U-7 5.00% 6/1/46	1,000,000	1,064,700
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	899,710
(California Baptist University) Series A 144A 5.125% 11/1/40 #	1,325,000	1,331,625

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	$ 959,480
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	620,000	635,475
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project) Series A 5.00% 8/1/55	800,000	716,848
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,918,380
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,546,875
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	362,012
Series A 5.00% 7/1/32	235,000	240,767
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,483,520
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,026,969
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,161,104
4.00% 7/1/44	1,120,000	941,719
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	422,415
Series A 5.00% 6/15/29	400,000	411,604
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,124,984
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	515,659
(Sage International School of Boise Project)
Series A 4.00% 5/1/40	1,330,000	1,189,246
Series A 4.00% 5/1/55	1,540,000	1,179,932

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/26	400,000	$ 401,912
Series A 5.00% 2/15/28	260,000	265,476
Series A 5.00% 2/15/30	390,000	396,653
Series A 5.00% 2/15/32	265,000	267,729
Indiana Finance Authority Revenue
(PRG – UINDY Properties LLC) 5.25% 7/1/40	1,895,000	1,870,194
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	610,194
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	555,000
Series A-1 5.00% 7/1/44 (BAM)	625,000	627,712
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	393,184
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	239,165
Series A 144A 5.00% 7/1/50 #	925,000	813,926
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	435,197
Series A 4.00% 7/1/40	500,000	453,010
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami Issue) Series A 5.25% 4/1/48	1,500,000	1,518,630
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,252,718
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	3,265,000	3,407,452
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,391,042

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	875,000	$ 764,260
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	844,540
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,759,836
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,127,099
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/50	1,075,000	1,123,859
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	1,919,845
5.00% 7/1/38	1,000,000	1,039,060
Wisconsin Public Finance Authority Charter School Revenue
(Foundation Academy Charter School Project) 144A 4.75% 7/1/45 #	1,300,000	1,134,718
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,081,150
(Lindenwood Education System) Series A 144A 4.75% 6/1/40 #	4,000,000	3,773,240
		73,473,581
Electric Revenue Bonds — 4.64%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,317,166
City of Los Angeles, Department of Water & Power Revenue
Series A 5.25% 7/1/45 (BAM)	1,000,000	1,039,600
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/33	2,915,000	3,180,178

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	915,000	$ 931,552
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	537,030
5.25% 12/1/40	500,000	535,440
5.25% 12/1/41	650,000	689,773
5.25% 12/1/42	1,000,000	1,052,030
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/39	6,250,000	6,353,750
New York Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,113,261
5.00% 12/15/36	5,000,000	5,020,700
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,008,900
Series TT 5.00% 7/1/32 ‡	1,555,000	1,032,131
Series WW 5.25% 7/1/33 ‡	1,015,000	673,706
Series WW 5.50% 7/1/26 ‡	3,910,000	2,585,488
Series WW 5.50% 7/1/38 ‡	1,925,000	1,277,719
Series XX 5.25% 7/1/40 ‡	4,630,000	3,073,162
Series ZZ 5.00% 7/1/26 ‡	2,990,000	1,977,138
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AG)	3,000,000	3,242,520
Series E 5.25% 12/1/38 (AG)	1,615,000	1,728,454
		42,369,698
Healthcare Revenue Bonds — 8.60%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	2,600,000	2,678,234
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	531,130

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Saint Paul, Minnesota Housing & Redevelopment Authority Revenue
(HealthPartners Obligated Group) Series A 4.00% 7/1/35	5,630,000	$ 5,539,526
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,072,150
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	958,930
Series A-2 5.00% 8/1/37	1,105,000	1,137,056
County of Franklin, Ohio Revenue
(Nationwide Children's Hospital Project) Series 2019A 5.00% 11/1/48	1,500,000	1,537,410
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	998,970
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group)
Series A 4.00% 8/15/45	655,000	550,934
Series A 4.00% 8/15/50	1,950,000	1,561,540
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	343,778
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	738,920
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	2,000,000	2,036,560
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	660,042
Series A 5.00% 10/1/47	525,000	520,958
Series A 5.00% 10/1/52	1,750,000	1,707,370
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	10,000	9,163
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	652,173

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	$ 491,630
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	1,400,000	1,386,056
Maricopa County, Arizona Industrial Development Authority Revenue
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,428,750
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,033,080
Michigan Finance Authority Revenue
(Trinity Health Credit Group) 4.00% 12/1/40	2,185,000	2,049,093
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series A 3.00% 12/1/40	1,000,000	759,980
Series A 4.00% 12/1/38	1,000,000	937,340
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,342,424
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	996,835
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,380,874
New York State Dormitory Authority Revenue
(Orange Regional Medical Center) 144A 5.00% 12/1/32 #	700,000	701,659
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	983,090
Series B 5.25% 8/15/48	2,000,000	1,879,380

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	3,300,000	$ 2,272,545
Palm Beach County, Florida Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) 3.00% 8/15/44	5,000,000	3,660,200
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	200,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	175,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,066,360
Series B-2 5.00% 7/1/42	1,500,000	1,480,080
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,900,246
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	588,886
5.00% 5/15/41	700,000	708,624
5.00% 5/15/42	700,000	700,931
5.00% 5/15/43	700,000	692,013
5.25% 5/15/49	2,000,000	1,957,360
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,281,786
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	5,042,455
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	888,252
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	1,250,000	1,134,900

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group) Series A 5.25% 6/1/42	3,600,000	$ 3,730,356
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AG)	500,000	502,695
5.75% 11/1/48 (AG)	1,875,000	1,993,331
		78,581,055
Housing Revenue Bonds — 6.15%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,461,165
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38 (GNMA) (FNMA) (FHLMC)	2,500,000	2,552,525
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	2,800,000	2,848,776
Maryland Community Development Administration Multifamily Development Revenue
(Sustainability Bonds) Series D 4.35% 2/1/44 (FNMA)	4,000,000	3,671,960
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43 (GNMA) (FNMA) (FHLMC)	1,640,000	1,581,862
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38 (GNMA) (FNMA) (FHLMC)	1,250,000	1,284,313
Series G 5.15% 9/1/43 (GNMA) (FNMA) (FHLMC)	2,610,000	2,640,798
New York City, New York Housing Development Revenue
(8 Spruce Street)
Series D 4.00% 12/15/43	1,125,000	1,164,769
Series E 4.375% 12/15/43	1,125,000	1,158,615
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	3,935,480

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42 (GNMA) (FNMA) (FHLMC)	4,735,000	$ 4,779,414
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,686,860
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	10,621,949
Series 143A 5.125% 10/1/41	2,840,000	2,887,996
(Social Bonds) Series 149A 5.10% 10/1/45	5,000,000	5,017,700
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43	4,500,000	4,594,545
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43 (FNMA)	4,500,000	4,251,915
		56,140,642
Industrial Development Revenue/Pollution ControlRevenue Bonds — 21.16%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	168,912
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	7,799,523
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	5,067,000
(Gas Project)
Series A 5.25% 5/1/55 •	5,000,000	5,292,350
Series B 5.00% 10/1/55 •	4,850,000	5,167,723
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 4.00% 6/1/48	6,335,000	5,109,684
Series B-2 Class 2 5.00% 6/1/55	4,000,000	3,236,400
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,687,320
Series B-1 4.00% 2/1/52 •	4,910,000	4,933,519

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	4,280,000	$ 4,502,003
Series D 5.50% 5/1/54 •	7,000,000	7,419,650
Series G 5.00% 11/1/55 •	5,500,000	5,737,985
California Infrastructure & Economic Development Bank Revenue
(Brightline Florida Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	8,500,000	7,816,005
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	14,063
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,700,999
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,331,700
Series A 5.00% 9/1/36	2,480,000	2,625,452
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,047,882
County of Broward, Florida Convention Center Hotel Revenue
(First Tier) 5.00% 1/1/47	3,830,000	3,848,269
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 0.90% 6/1/60 #, ^	58,725,000	2,175,761
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	1,735,000	871,022
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	8,875,000	8,440,480
5.50% 7/1/53 (AMT)	5,225,000	4,314,439

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	2,210,000	$ 1,771,072
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/36 #	1,000,000	1,004,570
Georgia Main Street Natural Gas Supply Revenue
Series A 5.00% 6/1/55 •	1,000,000	1,068,660
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	3,633,304
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	3,695,609
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	284,154
Series A-2 Class 1 4.00% 6/1/39	600,000	561,252
Series A-2 Class 1 4.00% 6/1/40	300,000	275,418
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #, ‡	1,175,000	587,500
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,963,263
Series B 5.00% 1/1/55 •	3,750,000	3,998,250
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,618,440
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	689,405
Series B 7.00% 11/1/34	2,905,000	3,473,218
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	753,400
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	2,500,000	2,171,525
5.00% 1/1/34 (AMT)	4,210,000	4,266,456
5.00% 1/1/36 (AMT)	3,000,000	3,024,150
5.00% 10/1/40 (AMT)	1,125,000	1,118,126

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
6.00% 4/1/35 (AMT)	2,000,000	$ 2,169,840
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	1,880,840
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,009,720
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	7,200,000	7,532,064
San Joaquin Valley Clean Energy, California Authority Revenue
(Green Bonds) Series A 5.50% 1/1/56 •	3,500,000	3,883,705
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,050,000
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	62,500
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	5,895,120
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,869,300
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,001,750
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,468,772
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	1,500,000	1,596,795
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,786,368

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	$ 262,398
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	482,344
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	481,303
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	2,881,683
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.96% 6/1/47 ^	58,500,000	13,954,590
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	1,911,852
(Convertible Bond) Senior Series B-2 5.20% 6/1/46 ~	1,250,000	1,082,788
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	187,168
Series A 5.00% 2/1/62	2,720,000	2,506,888
		193,223,701
Lease Revenue Bonds — 7.11%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	5,153,150
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AG) (AMT)	2,500,000	2,415,425
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	5,740,000	5,117,325
Series A 4.00% 12/15/47	11,560,000	9,663,466
Series A 4.00% 6/15/52	1,970,000	1,589,357
Series A 4.00% 6/15/52 (BAM)	415,000	340,416
Series B 4.733% 12/15/51 (BAM) ^	10,000,000	2,511,200
Series B-1 4.57% 6/15/47 (AG) ^	8,965,000	2,893,902

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	$ 2,633,261
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,266,120
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,414,958
Series CC 5.25% 6/15/39	2,000,000	2,126,280
Series CC 5.25% 6/15/43	4,750,000	4,898,675
(Transportation System) Series BB 4.00% 6/15/46	2,500,000	2,140,775
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	679,320
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,248,720
Virginia Public Building Authority Public Facilities Revenue
Series A 5.00% 8/1/45	4,680,000	4,854,190
		64,946,540
Local General Obligation Bonds — 3.46%
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	2,348,570
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	833,374
5.00% 4/1/36	320,000	322,483
City of Bend, Oregon
5.00% 6/1/43	2,350,000	2,476,265
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,041,717
Series E 6.00% 1/1/45	2,000,000	2,067,440
(Chicago Recovery Plan)
Series A 5.00% 1/1/43	2,900,000	2,755,406
Series A 5.25% 1/1/45	4,350,000	4,225,677
Fairfax County, Virginia Public Improvement Bonds
Series A 4.00% 10/1/43	4,000,000	3,722,640
Harris County, Texas Permanent Improvement Bonds
(Certificates of Obligation) 5.00% 9/15/42	5,090,000	5,307,903

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Las Vegas, Nevada Valley Water District Revenue
Series A 4.00% 6/1/43	3,450,000	$ 3,173,379
New Hampshire Business Finance Authority
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	2,400,000	2,359,224
		31,634,078
Pre-Refunded/Escrowed to Maturity Bonds — 1.07%
City of Chicago, Illinois
Series C 5.00% 1/1/26	1,280,000	1,290,240
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41-27 §	3,740,000	3,823,327
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,695,169
		9,808,736
Special Tax Revenue Bonds — 15.04%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/31	670,000	724,726
5.00% 5/1/34	750,000	799,320
5.00% 5/1/35	850,000	897,642
5.00% 5/1/36	850,000	889,763
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34 ‡	830,000	664,000
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	4,055,160
Commonwealth of Puerto Rico Revenue
(Subordinate) 3.006% 11/1/43 •	19,576,426	12,308,678
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/26	2,500,000	2,545,550
5.00% 12/1/29	600,000	610,518
5.00% 12/1/31	900,000	912,321
5.00% 12/1/32	1,800,000	1,821,456

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/34	1,500,000	$ 1,512,795
5.00% 12/1/35	1,200,000	1,207,752
5.00% 12/1/36	900,000	904,104
Downtown Revitalization Public Infrastructure District, Utah Revenue
(First Lien - SEG Redevelopment Project)
Series A 5.00% 6/1/36 (AG)	1,600,000	1,678,400
Series A 5.25% 6/1/41 (AG)	770,000	825,417
Series A 5.25% 6/1/42 (AG)	1,750,000	1,857,240
(Second Lien - SEG Redevelopment Project)
Series B 5.25% 6/1/41 (AG)	1,000,000	1,071,970
Series B 5.25% 6/1/42 (AG)	825,000	875,556
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	21,489,534	20,749,864
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,427,820
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	1,785,000	1,778,503
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AG)	4,050,000	4,141,651
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,345,530
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate)
Subseries E-1 5.00% 2/1/32	5,000,000	5,147,400
Subseries I-1 5.00% 5/1/43	4,110,000	4,253,727
New York State Dormitory Authority Revenue
(General Purpose) Series A 3.00% 3/15/50	1,350,000	951,291

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	$ 5,203,600
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Subseries A-1 4.00% 5/15/46	6,000,000	5,318,760
New York Triborough Bridge & Tunnel Authority Revenue
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	5,000,000	5,113,650
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AG)	1,000,000	1,052,610
Series A 5.50% 9/1/43 (AG)	1,000,000	1,046,940
Series A 5.50% 9/1/44 (AG)	1,000,000	1,045,440
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.37% 7/1/51 ^	22,552,000	5,263,862
Series A-1 4.55% 7/1/40	5,765,000	5,501,943
Series A-1 4.75% 7/1/53	14,048,000	12,615,385
Series A-1 5.00% 7/1/58	5,275,000	4,838,494
Series A-1 5.58% 7/1/46 ^	15,976,000	5,049,215
Series A-2 4.329% 7/1/40	5,453,000	5,057,330
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	245,000	245,348
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/35	1,000,000	1,104,830
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	493,015
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	505,000	404,000
		137,312,576

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 7.10%
California State
(Various Purpose)
5.00% 8/1/33	4,100,000	$ 4,177,818
5.00% 9/1/36	4,000,000	4,062,240
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	7,488,979	6,956,138
Series A-1 4.00% 7/1/46	11,820,000	9,769,112
Illinois State
5.00% 1/1/28	1,630,000	1,642,258
5.00% 11/1/36	1,965,000	1,980,209
5.50% 5/1/39	2,500,000	2,606,175
Series A 4.00% 3/1/41	4,650,000	4,123,062
Series A 5.125% 12/1/29	3,260,000	3,427,010
Series B 4.00% 10/1/35	8,830,000	8,661,788
Series C 4.00% 10/1/37	1,710,000	1,610,222
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,153,052
Series B 4.00% 11/1/38	1,810,000	1,671,191
Maryland State
(Bidding Group 2 Bond) Series A 5.00% 6/1/39	5,000,000	5,452,150
Washington State
(Various Purpose)
Series A 5.00% 8/1/35	3,000,000	3,258,570
Series R 5.00% 8/1/39	3,000,000	3,272,730
		64,823,725
Transportation Revenue Bonds — 14.21%
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,180,720
Series B 5.00% 1/1/36	2,500,000	2,602,950
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,555,000	4,612,095
(Subordinate)
Series A 4.00% 12/1/43 (AMT)	2,335,000	2,040,206
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,234,102

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Greater Orlando, Florida Aviation Authority Revenue
(Airport Facilities Bond) 5.25% 10/1/42 (AMT)	6,475,000	$ 6,720,985
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 10.00% 7/1/57 (AMT) #, •	7,840,000	6,664,392
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	10,000,000	6,200,000
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46 (BAM)	1,000,000	921,700
Illinois State Toll Highway Authority Revenue
(Senior) Series A 5.25% 1/1/45	9,250,000	9,607,327
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,573,425
Series B 5.50% 7/1/42 (AMT)	1,855,000	1,931,927
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	954,920
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	1,285,228
5.00% 10/1/37 (AMT)	1,270,000	1,311,554
5.00% 10/1/38 (AMT)	1,360,000	1,391,824
5.00% 10/1/40 (AMT)	1,475,000	1,484,691
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,526,820
New York Liberty Development Revenue
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	6,983,900
New York Metropolitan Transportation Authority Revenue
Subseries A-2 4.00% 11/15/41	3,000,000	2,700,420
(Climate Bond Certified - Green Bonds) Series A 5.25% 11/15/43	3,000,000	3,089,910

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations) Series B 4.00% 1/1/41	10,000,000	$ 9,305,300
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project - Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	5,488,230
5.375% 6/30/60 (AMT)	2,500,000	2,373,775
5.50% 6/30/38 (AMT)	1,670,000	1,722,772
5.50% 6/30/40 (AMT)	800,000	817,576
5.50% 6/30/42 (AG) (AMT)	1,750,000	1,792,753
(John F. Kennedy International Airport Terminal 6 Redevelopment Project) Series A 4.50% 12/31/54 (AG) (AMT)	2,650,000	2,262,888
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/33 (AMT)	3,955,000	4,251,071
5.00% 12/1/37 (AMT)	1,000,000	1,030,240
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,031,520
Port Authority of New York & New Jersey Revenue
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	2,226,544
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,184,052
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	4,750,000	5,227,232
San Diego County, California Regional Airport Authority Revenue
(Private Activity) Series B 5.25% 7/1/41 (AMT)	4,500,000	4,745,700
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/30 (AMT)	230,000	239,676
Series B 5.00% 1/1/33 (AMT)	705,000	725,530
Series B 5.00% 1/1/34 (AMT)	450,000	460,746
Series B 5.00% 1/1/35 (AMT)	245,000	249,635
Series B 5.00% 1/1/36 (AMT)	230,000	233,657

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	$ 510,190
5.50% 6/30/43 (AMT)	1,500,000	1,523,910
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	3,500,000	3,424,505
6.50% 12/31/65 (AMT)	7,500,000	7,894,050
		129,740,648
Water & Sewer Revenue Bonds — 1.09%
City of Aurora, Colorado Water Revenue
(First-Lien Water Revenue Bonds) 4.00% 8/1/54	2,750,000	2,332,412
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/41	3,400,000	3,534,572
5.25% 10/1/43	3,250,000	3,323,840
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	765,536
		9,956,360
Total Municipal Bonds (cost $922,268,889)		892,011,340
	Number of shares
Common Stock — 0.07%
Industrial — 0.07%
TimberHP =, †, π	139,071	668,709
Total Common Stock (cost $668,709)		668,709
Principal amount°
Short-Term Investments — 1.35%
Variable Rate Demand Notes — 1.35%
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 3.10% 11/15/52 (SPA - Northern Trust)¤	8,100,000	8,100,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Series D2 3.75% 8/1/43 (LOC - TD Bank, N.A.)¤	4,200,000	$ 4,200,000
Total Short-Term Investments (cost $12,300,000)		12,300,000
Total Value of Securities—99.10% (cost $935,237,598)		$904,980,049
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $74,669,092, which represents 8.18% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2025.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

Schedules of investments
Macquarie Tax-Free USA Intermediate Fund
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2025, the aggregate value of restricted securities was $668,709, which represented 0.07% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2025.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$668,709	$668,709
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
August 31, 2025
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
Assets:
Investments, at value*	$3,241,153,759	$1,116,933,430	$904,980,049
Investments of affiliated issuers, at value**	2,100,559	—	—
Cash	2,600,211	7,847,479	759,911
Interest receivable	36,482,810	11,776,162	10,101,542
Receivable for fund shares sold	11,983,657	2,734,585	2,236,631
Prepaid expenses	89,909	63,424	28,071
Other assets	19,449	7,823	8,545
Total Assets	3,294,430,354	1,139,362,903	918,114,749
Liabilities:
Payable for securities purchased	18,472,870	—	—
Payable for fund shares redeemed	14,650,412	3,426,124	3,768,660
Investment management fees payable to affiliates	1,275,331	348,733	256,631
Distribution payable	1,220,255	598,283	501,993
Sub-transfer agent fees and expenses payable	485,286	98,960	132,550
Other accrued expenses	295,745	200,228	136,059
Accounting and administration expenses payable to affiliates	187,718	74,487	72,543
Distribution fees payable to affiliates	182,623	142,494	73,719
Total Liabilities	36,770,240	4,889,309	4,942,155
Total Net Assets	$3,257,660,114	$1,134,473,594	$913,172,594

Net Assets Consist of:
Paid-in capital	$3,812,234,687	$1,334,877,217	$1,028,746,252
Total distributable earnings (loss)	(554,574,573)	(200,403,623)	(115,573,658)
Total Net Assets	$3,257,660,114	$1,134,473,594	$913,172,594

Statements of assets and liabilities
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund

Net Asset Value

Class A:
Net assets	$646,513,377	$631,739,248	$328,886,224
Shares of beneficial interest outstanding, unlimited authorization, no par	68,357,141	64,504,446	31,196,161
Net asset value per share	$9.46	$9.79	$10.54
Sales charge	4.50%	4.50%	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.91	$10.25	$10.84

Class C:
Net assets	$52,049,892	$9,292,431	$4,040,804
Shares of beneficial interest outstanding, unlimited authorization, no par	5,482,402	948,438	383,636
Net asset value per share	$9.49	$9.80	$10.53

Institutional Class:
Net assets	$2,559,096,845	$493,441,915	$580,245,566
Shares of beneficial interest outstanding, unlimited authorization, no par	268,120,045	49,984,723	54,523,270
Net asset value per share	$9.54	$9.87	$10.64
*Investments, at cost	$3,561,289,466	$1,172,898,585	$935,237,598
**Investments of affiliated issuers, at cost	2,100,559	—	—
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended August 31, 2025
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
Investment Income:
Interest	$193,741,220	$60,471,458	$51,718,523

Expenses:
Management fees	16,056,147	6,217,286	5,509,250
Distribution expenses — Class A	1,761,070	1,679,278	901,536
Distribution expenses — Class C	575,757	98,896	43,068
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	2,936,575	865,148	932,366
Accounting and administration expenses	578,754	231,416	224,678
Registration fees	308,429	129,193	148,609
Legal fees	259,956	106,634	80,212
Trustees’ fees	169,684	59,705	56,947
Reports and statements to shareholders expenses	130,253	69,055	59,644
Audit and tax fees	72,261	64,484	58,085
Custodian fees	37,838	13,490	13,070
Other	814,074	255,453	201,752
	23,700,798	9,790,038	8,229,217
Less expenses waived	—	(1,119,866)	(1,443,505)
Less expenses paid indirectly	(37,630)	(14,842)	(14,302)
Total operating expenses	23,663,168	8,655,330	6,771,410
Net Investment Income (Loss)	170,078,052	51,816,128	44,947,113

Statements of operations
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(77,761,501)	$(21,865,287)	$(18,165,023)
Net increase from payment by affiliates[1]	441,995	728,651	148,279
Net realized gain (loss)	(77,319,506)	(21,136,636)	(18,016,744)
Net change in unrealized appreciation (depreciation) on investments	(255,400,606)	(94,563,839)	(52,529,478)
Net Realized and Unrealized Gain (Loss)	(332,720,112)	(115,700,475)	(70,546,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(162,642,060)	$(63,884,347)	$(25,599,109)
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie National High-Yield Municipal Bond Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$170,078,052	$148,978,702
Net realized gain (loss)	(77,761,501) [1]	(18,736,172)
Net increase from payment by affiliates	441,995[2]	—
Net change in unrealized appreciation (depreciation)	(255,400,606)	220,433,223
Net increase (decrease) in net assets resulting from operations	(162,642,060)	350,675,753

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(32,590,568)	(30,302,564)
Class C	(2,229,340)	(2,140,227)
Institutional Class	(131,332,317)	(110,605,695)
	(166,152,225)	(143,048,486)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	171,100,572	186,625,706
Class C	15,573,935	20,202,133
Institutional Class	1,520,251,088	1,529,392,541

Net assets from reorganization:[3]
Class A	—	312,501,951
Class C	—	8,337,619
Institutional Class	—	121,654,911

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	31,467,144	29,845,821
Class C	2,170,745	2,100,899
Institutional Class	118,907,283	99,427,315
	1,859,470,767	2,310,088,896

Statements of changes in net assets
Macquarie National High-Yield Municipal Bond Fund
	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(187,930,751)	$(194,164,768)
Class C	(18,322,744)	(19,665,663)
Institutional Class	(1,407,650,923)	(1,131,718,242)
	(1,613,904,418)	(1,345,548,673)
Increase in net assets derived from capital share transactions	245,566,349	964,540,223
Net Increase (Decrease) in Net Assets	(83,227,936)	1,172,167,490

Net Assets:
Beginning of year	3,340,888,050	2,168,720,560
End of year	$3,257,660,114	$3,340,888,050
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free USA Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$51,816,128	$46,103,066
Net realized gain (loss)	(21,865,287) [1]	(17,448,039)
Net increase from payment by affiliates	728,651[2]	—
Net change in unrealized appreciation (depreciation)	(94,563,839)	96,180,019
Net increase (decrease) in net assets resulting from operations	(63,884,347)	124,835,046

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(28,048,268)	(28,207,419)
Class C	(337,324)	(323,466)
Institutional Class	(23,430,537)	(17,572,181)
	(51,816,129)	(46,103,066)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	76,033,383	79,423,670
Class C	3,146,664	3,894,045
Institutional Class	337,342,949	276,783,350

Net assets from reorganization:[3]
Class A	39,083,582	213,736,002
Class C	924,050	2,397,289
Institutional Class	11,896,740	89,102,523

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	26,089,199	26,742,635
Class C	329,612	321,227
Institutional Class	18,724,293	15,149,070
	513,570,472	707,549,811

Statements of changes in net assets
Macquarie Tax-Free USA Fund
	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(146,963,272)	$(139,057,713)
Class C	(4,538,571)	(3,641,318)
Institutional Class	(332,816,145)	(165,108,781)
	(484,317,988)	(307,807,812)
Increase in net assets derived from capital share transactions	29,252,484	399,741,999
Net Increase (Decrease) in Net Assets	(86,447,992)	478,473,979

Net Assets:
Beginning of year	1,220,921,586	742,447,607
End of year	$1,134,473,594	$1,220,921,586
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Tax-Free USA Intermediate Fund
	Year ended
	8/31/25	8/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$44,947,113	$44,061,745
Net realized gain (loss)	(18,165,023) [1]	(5,951,355)
Net increase from payment by affiliates	148,279[2]	—
Net change in unrealized appreciation (depreciation)	(52,529,478)	61,821,739
Net increase (decrease) in net assets resulting from operations	(25,599,109)	99,932,129

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(13,642,925)	(14,305,347)
Class C	(130,876)	(136,450)
Institutional Class	(31,173,013)	(29,619,949)
	(44,946,814)	(44,061,746)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	26,034,204	24,779,419
Class C	1,263,220	997,283
Institutional Class	279,235,098	275,460,185

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,263,924	12,715,168
Class C	127,288	133,840
Institutional Class	26,880,286	26,063,116
	345,804,020	340,149,011

Statements of changes in net assets
Macquarie Tax-Free USA Intermediate Fund
	Year ended
	8/31/25	8/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(71,509,415)	$(84,370,514)
Class C	(1,336,371)	(2,279,949)
Institutional Class	(502,518,274)	(264,665,066)
	(575,364,060)	(351,315,529)
Decrease in net assets derived from capital share transactions	(229,560,040)	(11,166,518)
Net Increase (Decrease) in Net Assets	(300,105,963)	44,703,865

Net Assets:
Beginning of year	1,213,278,557	1,168,574,692
End of year	$913,172,594	$1,213,278,557
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Macquarie National High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.38	$9.67	$10.35	$12.04	$11.15

0.46	0.50	0.46	0.44	0.42
(0.92)	0.69	(0.66)	(1.67)	0.91
—[2]	—	—	—	—
(0.46)	1.19	(0.20)	(1.23)	1.33

(0.46)	(0.48)	(0.44)	(0.43)	(0.42)
—	—	(0.04)	(0.03)	(0.02)
(0.46)	(0.48)	(0.48)	(0.46)	(0.44)

$9.46	$10.38	$9.67	$10.35	$12.04

(4.54%)[2]	12.58%[4]	(1.92%)[4]	(10.49%)[4]	12.12%[4]

$646,513	$697,863	$315,959	$261,839	$247,542
0.87%[5]	0.85%	0.85%	0.85%	0.85%
0.87%[5]	0.87%	0.88%	0.88%	0.88%
4.74%	4.97%	4.62%	3.94%	3.65%
4.74%	4.95%	4.59%	3.91%	3.62%
34%	19%	18%	56%	16%

Financial highlights
Macquarie National High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.42	$9.71	$10.39	$12.09	$11.20

0.39	0.42	0.38	0.35	0.33
(0.93)	0.69	(0.66)	(1.67)	0.91
—[2]	—	—	—	—
(0.54)	1.11	(0.28)	(1.32)	1.24

(0.39)	(0.40)	(0.36)	(0.35)	(0.33)
—	—	(0.04)	(0.03)	(0.02)
(0.39)	(0.40)	(0.40)	(0.38)	(0.35)

$9.49	$10.42	$9.71	$10.39	$12.09

(5.31%)[2]	11.71%[4]	(2.64%)[4]	(11.18%)[4]	11.25%[4]

$52,050	$57,976	$43,123	$46,410	$58,285
1.62%[5]	1.60%	1.60%	1.60%	1.60%
1.62%[5]	1.62%	1.63%	1.63%	1.63%
3.98%	4.22%	3.87%	3.19%	2.90%
3.98%	4.20%	3.84%	3.16%	2.87%
34%	19%	18%	56%	16%

Financial highlights
Macquarie National High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.48	$9.77	$10.45	$12.15	$11.26

0.49	0.53	0.49	0.47	0.45
(0.94)	0.69	(0.66)	(1.68)	0.91
—[2]	—	—	—	—
(0.45)	1.22	(0.17)	(1.21)	1.36

(0.49)	(0.51)	(0.47)	(0.46)	(0.45)
—	—	(0.04)	(0.03)	(0.02)
(0.49)	(0.51)	(0.51)	(0.49)	(0.47)

$9.54	$10.48	$9.77	$10.45	$12.15

(4.41%)[2]	12.78%[4]	(1.62%)[4]	(10.22%)[4]	12.32%[4]

$2,559,097	$2,585,049	$1,809,639	$1,544,505	$1,452,944
0.62%[5]	0.60%	0.60%	0.60%	0.60%
0.62%[5]	0.62%	0.63%	0.63%	0.63%
4.99%	5.22%	4.87%	4.19%	3.90%
4.99%	5.20%	4.84%	4.16%	3.87%
34%	19%	18%	56%	16%

Financial highlights
Macquarie Tax-Free USA Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.77	$10.03	$10.51	$12.56	$11.94

0.43	0.44	0.40	0.33	0.36
(0.99)	0.74	(0.48)	(1.88)	0.70
0.01[2]	—	—	—	—
(0.55)	1.18	(0.08)	(1.55)	1.06

(0.43)	(0.44)	(0.40)	(0.33)	(0.36)
—	—	—	(0.17)	(0.08)
(0.43)	(0.44)	(0.40)	(0.50)	(0.44)

$9.79	$10.77	$10.03	$10.51	$12.56

(5.23%)[2]	11.99%	(0.72%)	(12.65%)	9.03%

$631,739	$700,740	$469,980	$534,749	$944,054
0.82%[4]	0.80%	0.80%	0.80%	0.82%
0.91%[4]	0.89%	0.95%	0.91%	0.92%
4.16%	4.20%	3.93%	2.82%	2.84%
4.07%	4.11%	3.78%	2.71%	2.74%
37%	28%	65%	71%	40%

Financial highlights
Macquarie Tax-Free USA Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.77	$10.03	$10.51	$12.56	$11.94

0.35	0.36	0.32	0.24	0.26
(0.98)	0.74	(0.48)	(1.88)	0.70
0.01[2]	—	—	—	—
(0.62)	1.10	(0.16)	(1.64)	0.96

(0.35)	(0.36)	(0.32)	(0.24)	(0.26)
—	—	—	(0.17)	(0.08)
(0.35)	(0.36)	(0.32)	(0.41)	(0.34)

$9.80	$10.77	$10.03	$10.51	$12.56

(5.84%)[2]	11.15%	(1.46%)	(13.31%)	8.22%

$9,293	$10,352	$6,723	$8,366	$9,834
1.57%[4]	1.55%	1.55%	1.55%	1.57%
1.66%[4]	1.64%	1.70%	1.66%	1.67%
3.41%	3.45%	3.18%	2.07%	2.09%
3.32%	3.36%	3.03%	1.96%	1.99%
37%	28%	65%	71%	40%

Financial highlights
Macquarie Tax-Free USA Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$10.85	$10.11	$10.59	$12.66	$12.03

0.46	0.46	0.43	0.36	0.39
(0.99)	0.74	(0.48)	(1.90)	0.71
0.01[2]	—	—	—	—
(0.52)	1.20	(0.05)	(1.54)	1.10

(0.46)	(0.46)	(0.43)	(0.36)	(0.39)
—	—	—	(0.17)	(0.08)
(0.46)	(0.46)	(0.43)	(0.53)	(0.47)

$9.87	$10.85	$10.11	$10.59	$12.66

(4.92%)[2]	12.21%	(0.43%)	(12.48%)	9.34%

$493,442	$509,830	$265,745	$369,318	$209,447
0.57%[4]	0.55%	0.55%	0.55%	0.57%
0.66%[4]	0.64%	0.70%	0.66%	0.67%
4.41%	4.45%	4.18%	3.07%	3.09%
4.32%	4.36%	4.03%	2.96%	2.99%
37%	28%	65%	71%	40%

Financial highlights
Macquarie Tax-Free USA Intermediate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.22	$10.66	$11.01	$12.63	$12.26

0.41	0.40	0.37	0.33	0.33
(0.68)	0.56	(0.35)	(1.62)	0.37
—[2]	—	—	—	—
(0.27)	0.96	0.02	(1.29)	0.70

(0.41)	(0.40)	(0.37)	(0.33)	(0.33)
(0.41)	(0.40)	(0.37)	(0.33)	(0.33)

$10.54	$11.22	$10.66	$11.01	$12.63

(2.42%)[2]	9.15%	0.17%	(10.33%)	5.79%

$328,886	$384,304	$411,551	$452,772	$564,932
0.76%[4]	0.75%	0.75%	0.71%	0.65%
0.89%[4]	0.87%	0.88%	0.87%	0.88%
3.78%	3.64%	3.39%	2.80%	2.64%
3.65%	3.52%	3.26%	2.64%	2.41%
30%	28%	27%	59%	23%

Financial highlights
Macquarie Tax-Free USA Intermediate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.21	$10.65	$11.00	$12.62	$12.25

0.33	0.32	0.28	0.24	0.23
(0.68)	0.56	(0.35)	(1.62)	0.37
—[2]	—	—	—	—
(0.35)	0.88	(0.07)	(1.38)	0.60

(0.33)	(0.32)	(0.28)	(0.24)	(0.23)
(0.33)	(0.32)	(0.28)	(0.24)	(0.23)

$10.53	$11.21	$10.65	$11.00	$12.62

(3.16%)[2]	8.34%	(0.58%)	(11.04%)	4.90%

$4,041	$4,258	$5,177	$6,872	$7,497
1.51%[4]	1.50%	1.50%	1.50%	1.50%
1.64%[4]	1.62%	1.63%	1.62%	1.63%
3.04%	2.89%	2.64%	2.01%	1.79%
2.91%	2.77%	2.51%	1.89%	1.66%
30%	28%	27%	59%	23%

Financial highlights
Macquarie Tax-Free USA Intermediate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023, 2022 and 2021.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
$11.32	$10.76	$11.11	$12.75	$12.38

0.45	0.43	0.40	0.36	0.35
(0.68)	0.56	(0.35)	(1.64)	0.37
—[2]	—	—	—	—
(0.23)	0.99	0.05	(1.28)	0.72

(0.45)	(0.43)	(0.40)	(0.36)	(0.35)
(0.45)	(0.43)	(0.40)	(0.36)	(0.35)

$10.64	$11.32	$10.76	$11.11	$12.75

(2.13%)[2]	9.37%	0.45%	(10.17%)	5.92%

$580,246	$824,717	$751,847	$609,586	$649,184
0.51%[4]	0.50%	0.50%	0.50%	0.50%
0.64%[4]	0.62%	0.63%	0.62%	0.63%
4.01%	3.89%	3.64%	3.01%	2.79%
3.88%	3.77%	3.51%	2.89%	2.66%
30%	28%	27%	59%	23%

Notes to financial statements
Macquarie Funds national tax-free funds	August 31, 2025
Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Macquarie Tax-Free USA Fund (formerly, Delaware Tax-Free USA Fund through December 30, 2024) and Macquarie Tax-Free USA Intermediate Fund (formerly, Delaware Tax-Free USA Intermediate Fund through December 30, 2024). Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Macquarie Minnesota High-Yield Municipal Bond Fund (formerly, Delaware Minnesota High-Yield Municipal Bond Fund through December 30, 2024), Macquarie National High-Yield Municipal Bond Fund (formerly, Delaware National High-Yield Municipal Bond Fund through December 30, 2024), Macquarie Tax-Free California Fund (formerly, Delaware Tax-Free California Fund through December 30, 2024), Macquarie Tax-Free Idaho Fund (formerly, Delaware Tax-Free Idaho Fund through December 30, 2024), and Macquarie Tax-Free New York Fund (formerly, Delaware Tax-Free New York Fund through December 30, 2024). Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Macquarie National High-Yield Municipal Bond Fund, Macquarie Tax-Free USA Fund, and Macquarie Tax-Free USA Intermediate Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Macquarie Tax-Free USA Fund and Macquarie National High-Yield Municipal Bond Fund, and 2.75% for Macquarie Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Macquarie National High-Yield Municipal Bond Fund or Macquarie Tax-Free USA Fund, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Macquarie Tax-Free USA Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2025, and for all open tax years (years ended August 31, 2022–August 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended August 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various

Notes to financial statements
Macquarie Funds national tax-free funds
1. Significant Accounting Policies (continued)
classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund's Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie National High-Yield Municipal Bond Fund	$37,420
Macquarie Tax-Free USA Fund	13,344
Macquarie Tax-Free USA Intermediate Fund	13,042
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie National High-Yield Municipal Bond Fund	$210
Macquarie Tax-Free USA Fund	1,498
Macquarie Tax-Free USA Intermediate Fund	1,260
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
On the first $500 million	0.5500%	0.5500%	0.5000%
On the next $500 million	0.5000%	0.5000%	0.4750%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2024 through

Notes to financial statements
Macquarie Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
December 29, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Macquarie National High-Yield Municipal Bond Fund	0.60%
Macquarie Tax-Free USA Fund	0.55%
Macquarie Tax-Free USA Intermediate Fund	0.50%
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2024 through December 29, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Macquarie National High-Yield Municipal Bond Fund	0.85%	1.60%	0.60%
Macquarie Tax-Free USA Fund	0.80%	1.55%	0.55%
Macquarie Tax-Free USA Intermediate Fund	0.75%	1.50%	0.50%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”
For the year ended August 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie National High-Yield Municipal Bond Fund	$161,040
Macquarie Tax-Free USA Fund	59,235
Macquarie Tax-Free USA Intermediate Fund	55,895

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended August 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie National High-Yield Municipal Bond Fund	$232,408
Macquarie Tax-Free USA Fund	81,659
Macquarie Tax-Free USA Intermediate Fund	76,629
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, Macquarie Tax-Free USA Intermediate Fund and Macquarie National High-Yield Municipal Bond Fund pay DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Macquarie Tax-Free USA Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie National High-Yield Municipal Bond Fund	$65,539
Macquarie Tax-Free USA Fund	41,893

Notes to financial statements
Macquarie Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Fund	Fees
Macquarie Tax-Free USA Intermediate Fund	$22,731
For the year ended August 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie National High-Yield Municipal Bond Fund	$24,746
Macquarie Tax-Free USA Fund	14,115
Macquarie Tax-Free USA Intermediate Fund	4,359
For the year ended August 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie National High-Yield Municipal Bond Fund	$86,693	$7,096
Macquarie Tax-Free USA Fund	32,937	1,186
Macquarie Tax-Free USA Intermediate Fund	2,625	830
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to each Fund.
During the year ended August 31, 2025, DMC reimbursed each Fund the following amounts in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations." Payment by affiliates had no impact on total return for Macquarie National High-Yield Municipal Bond Fund and Macquarie Tax-Free USA Intermediate Fund. Payment by affiliates impacted the total return by 0.09% for Macquarie Tax-Free USA Fund.
Fund	Payment by affiliates
Macquarie National High-Yield Municipal Bond Fund	$441,995
Macquarie Tax-Free USA Fund	728,651
Macquarie Tax-Free USA Intermediate Fund	148,279

An affiliated issuer includes any company in which the Funds held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Funds is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended August 31, 2025 for Macquarie National High-Yield Municipal Bond Fund was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Common Stock—0.06%
TimberHP	$—	$2,100,559	$—	$—	$—
	Value, end of period	Shares	Dividends
Common Stock—0.06%
TimberHP	$2,100,559	436,852	$—
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 30, 2025, Macquarie National High-Yield Municipal Bond Fund shareholders approved a new investment advisory agreement. At a special shareholder meeting held on October 16, 2025, Macquarie Tax-Free USA Fund and Macquarie Tax-Free USA Intermediate Fund shareholders approved a new investment advisory agreement.
Macquarie National High-Yield Municipal Bond Fund, Macquarie Tax-Free USA Fund, and Macquarie Tax-Free USA Intermediate Fund will be renamed Nomura National High-Yield Municipal Bond Fund, Nomura Tax-Free USA Fund, and Nomura Tax-Free USA Intermediate Fund, respectively, at closing.

Notes to financial statements
Macquarie Funds national tax-free funds
3. Investments
For the year ended August 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Macquarie National High-Yield Municipal Bond Fund	$1,320,237,725	$1,152,148,162
Macquarie Tax-Free USA Fund	438,603,767	483,287,140
Macquarie Tax-Free USA Intermediate Fund	331,976,699	564,648,136
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie National High-Yield Municipal Bond Fund	$3,596,480,535	$40,104,842	$(393,331,059)	$(353,226,217)
Macquarie Tax-Free USA Fund	1,175,188,398	20,583,220	(78,838,188)	(58,254,968)
Macquarie Tax-Free USA Intermediate Fund	936,164,790	19,127,256	(50,311,997)	(31,184,741)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of August 31, 2025:
	Macquarie National High-Yield Municipal Bond Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$2,100,559	$2,100,559
Municipal Bonds	3,150,041,865	761,894	3,150,803,759
Short-Term Investments	90,350,000	—	90,350,000
Total Value of Securities	$3,240,391,865	$2,862,453	$3,243,254,318

Notes to financial statements
Macquarie Funds national tax-free funds
3. Investments (continued)
	Macquarie Tax-Free USA Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$1,084,967	$1,084,967
Municipal Bonds	1,095,383,463	—	1,095,383,463
Short-Term Investments	20,465,000	—	20,465,000
Total Value of Securities	$1,115,848,463	$1,084,967	$1,116,933,430
	Macquarie Tax-Free USA Intermediate Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$668,709	$668,709
Municipal Bonds	892,011,340	—	892,011,340
Short-Term Investments	12,300,000	—	12,300,000
Total Value of Securities	$904,311,340	$668,709	$904,980,049
During the year ended August 31, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the year.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2025 and 2024 were as follows:
	Tax-exempt income	Ordinary income	Total
Year ended August 31, 2025:
Macquarie National High-Yield Municipal Bond Fund	$165,739,708	$412,517	$166,152,225
Macquarie Tax-Free USA Fund	50,256,644	1,559,485	51,816,129
Macquarie Tax-Free USA Intermediate Fund	44,572,305	374,509	44,946,814

Year ended August 31, 2024:
Macquarie National High-Yield Municipal Bond Fund	142,186,797	861,689	143,048,486
Macquarie Tax-Free USA Fund	44,560,462	1,542,604	46,103,066
Macquarie Tax-Free USA Intermediate Fund	43,887,388	174,358	44,061,746
5. Components of Net Assets on a Tax Basis
As of August 31, 2025, the components of net assets on a tax basis were as follows:
	Macquarie National High-Yield Municipal Bond Fund	Macquarie Tax-Free USA Fund	Macquarie Tax-Free USA Intermediate Fund
Shares of beneficial interest	$3,812,234,687	$1,334,877,217	$1,028,746,252
Undistributed tax-exempt income	2,541,134	1,622,416	468,954
Distributions payable	(1,220,255)	(598,283)	(501,993)
Capital loss carryforwards	(202,601,812)*	(143,104,916)*	(84,355,878)*
Deferred directors fees	(67,423)	(67,872)	—
Unrealized appreciation (depreciation) of investments	(353,226,217)	(58,254,968)	(31,184,741)
Net assets	$3,257,660,114	$1,134,473,594	$913,172,594
*	A portion of each Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.

Notes to financial statements
Macquarie Funds national tax-free funds
5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments, as applicable.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to prior year taxable distributions in excess and and reorganization-related adjustments. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2025, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Macquarie Tax-Free USA Fund	$4,076,097	$(4,076,097)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2025, the Funds have capital loss carryforwards to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie National High-Yield Municipal Bond Fund	$ 28,662,509	$173,939,303	$ 202,601,812
Macquarie Tax-Free USA Fund	78,171,597	64,933,319	143,104,916
Macquarie Tax-Free USA Intermediate Fund	57,832,264	26,523,614	84,355,878

6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie National High-Yield Municipal Bond Fund		Macquarie Tax-Free USA Fund		Macquarie Tax-Free USA Intermediate Fund
	Year ended		Year ended		Year ended
	8/31/25	8/31/24	8/31/25	8/31/24	8/31/25	8/31/24
Shares sold:
Class A	16,867,238	18,524,335	7,285,030	7,629,084	2,384,278	2,269,568
Class C	1,532,888	2,013,701	308,459	374,937	115,123	91,534
Institutional Class	151,640,681	154,910,930	32,520,273	26,459,021	25,362,371	25,048,067

Shares from reorganization:[1]
Class A	—	32,586,231	3,947,837	21,567,710	—	—
Class C	—	865,796	93,338	241,906	—	—
Institutional Class	—	12,567,656	1,193,254	8,919,172	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	3,157,472	2,993,148	2,538,060	2,589,081	1,126,454	1,166,081
Class C	216,944	209,868	32,069	31,083	11,714	12,293
Institutional Class	11,825,284	9,856,842	1,805,498	1,450,279	2,440,988	2,366,413
	185,240,507	234,528,507	49,723,818	69,262,273	31,440,928	30,953,956

Shares redeemed:
Class A	(18,896,746)	(19,532,298)	(14,354,524)	(13,545,023)	(6,577,819)	(7,771,986)
Class C	(1,831,415)	(1,964,971)	(446,772)	(356,631)	(123,176)	(209,808)
Institutional Class	(142,122,742)	(115,875,987)	(32,512,982)	(16,127,541)	(46,115,569)	(24,428,480)
	(162,850,903)	(137,373,256)	(47,314,278)	(30,029,195)	(52,816,564)	(32,410,274)
Net increase (decrease)	22,389,604	97,155,251	2,409,540	39,233,078	(21,375,636)	(1,456,318)
[1]	See Note 7.

Notes to financial statements
Macquarie Funds national tax-free funds
6. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2025 and 2024, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Macquarie National High-Yield Municipal Bond Fund
Year ended
8/31/25	20,365	30,286	16,662	29,934	37,322	$679,311
8/31/24	262,262	29,966	17,571	28,896	278,626	3,130,197

Macquarie Tax-Free USA Fund
Year ended
8/31/25	49,863	11,315	32,743	39,019	54,759	984,740
8/31/24	265,648	7,259	12,415	19,824	263,497	2,903,203

Macquarie Tax-Free USA Intermediate Fund
Year ended
8/31/25	26,577	3,356	3,969	7,361	26,326	366,645
8/31/24	78,305	1,231	10,702	12,035	77,573	968,733
7. Reorganizations
The following reorganizations occurred in a prior reporting period, as noted within the “Statements of changes in net assets.” On February 15-16, 2023, the Board approved proposals to reorganize the following acquired funds (Acquired Funds), each a series of Ivy Funds, with and into the following acquiring funds (Acquiring Funds) set forth in the table below (each a Reorganization and together the Reorganizations).
Acquired Fund	Acquiring Fund
Delaware Ivy Municipal High Income Fund (Acquired Fund I)	Macquarie National High-Yield Municipal Bond Fund (Acquiring Fund I)
Delaware Ivy Municipal Bond Fund (Acquired Fund II)	Macquarie Tax-Free USA Fund (Acquiring Fund II)
In approving the Reorganizations, the Board and the applicable corresponding board of trustees considered various factors, including that the applicable Acquiring Fund and the applicable Acquired Fund shared similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions and that the applicable Acquiring Fund's overall total expense ratio was equal to or lower than the corresponding Acquired Fund's total expense ratio following the applicable Reorganization taking into account applicable expense limitation arrangements.

The applicable Acquired Fund shareholders approved each Reorganization on the following dates:
Acquired Fund	Shareholder Approval Date
Acquired Fund I	August 10, 2023
Acquired Fund II	June 27, 2023
Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trusts, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. The Reorganizations were accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Acquired Fund I and the Acquiring Fund I Reorganizations were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$309,636,927	75,891,404	32,586,231	$315,787,147	0.4254
Class C	8,337,619	2,043,534	865,796	42,795,914	0.4237
Class I/ Institutional Class*	120,826,680	29,614,382	12,567,656	1,806,357,370	0.4215
Class R6**	828,231	202,998	—	—	—
Class Y***	2,865,024	702,212	—	—	—
* Acquired Fund I Class I shares are named Institutional Class for the Acquiring Fund I.
** Class R6 shares of the Acquired Fund I were converted into Institutional Class shares of the Acquiring Fund I.
*** Class Y shares of the Acquired Fund I were converted into Class A shares of the Acquiring Fund I.
The net assets of the Acquired Fund I before the Acquired Fund I Reorganization were $443,535,339. The Acquired Fund I net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund I Reorganization. The net assets of the Acquiring Fund I immediately following the Acquired Fund I Reorganization were $2,607,434,912.

Notes to financial statements
Macquarie Funds national tax-free funds
7. Reorganizations (continued)
The share transactions associated with the Acquired Fund II and the Acquiring Fund II Reorganizations were as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund II	Acquiring Fund II Net Assets	Conversion Ratio
Class A	$213,736,002	21,721,138	21,567,710	$464,030,626	0.9929
Class C	2,397,289	243,627	241,906	6,644,838	0.9929
Class I/ Institutional Class*	88,087,677	8,952,000	8,919,172	261,686,732	0.9850
Class R6**	1,014,846	103,135	—	—	—
* Acquired Fund II Class I shares are named Institutional Class for the Acquiring Fund II.
** Class R6 shares of the Acquired Fund II were converted into Institutional Class shares of the Acquiring Fund II.
The net assets of the Acquired Fund II before the Acquired Fund II Reorganization were $305,457,973. The Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund II Reorganization. The net assets of the Acquiring Fund II immediately following the Acquired Fund II Reorganization were $1,037,598,010.
Assuming the Reorganizations had been completed on September 1, 2023, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2024, would have been as follows:
	Acquiring Fund I	Acquiring Fund II
Net investment income	$149,983,168	$46,789,320
Net realized loss on investments	(18,443,912)	(18,060,765)
Net change in unrealized appreciation (depreciation)	214,019,102	93,047,977
Net increase in net assets resulting from operations	$345,558,358	$121,776,532
The following reorganization occurred during the reporting period, as noted within the “Statements of changes in net assets.” On February 11-13, 2025, the Board approved a proposal to reorganize Macquarie Tax-Free Arizona Fund (the “Acquired Fund III”), a series of Voyageur Insured Funds, with and into Macquarie Tax-Free USA Fund (the “Acquiring Fund III”), a series of Delaware Group® Tax-Free Fund (the “Reorganization II”). On May 6, 2025, the Acquired Fund III shareholders approved the Reorganization II. Pursuant to an Agreement and Plan of Reorganization II (the “Plan”): (i) all of the property and assets of Acquired Fund III were acquired by the Acquiring Fund III and (ii) the Trust, on behalf of the Acquiring Fund III, assumed the liabilities of the Acquired Fund III in exchange for shares of the Acquiring Fund III. In accordance with the Plan, the Acquired Fund III liquidated and dissolved following the Reorganization II. In approving the Reorganization II, the Board considered various factors, including that the Acquiring Fund III and the Acquired Fund III shared similar investment objectives, principal investment strategies and principal risks, and similar fundamental investment restrictions and that the Acquiring Fund III's overall total expense ratio was equal to the corresponding Acquired Fund III's total expense ratio following the Reorganization II taking into account applicable expense limitation arrangements. The Reorganization II was accomplished by a tax-free exchange of shares on June 6, 2025. For financial reporting purposes, assets received and shares issued by the Acquiring Fund III was recorded at fair value; however, the cost basis of the investment received from the Acquired Fund III was carried forward to align ongoing reporting of the Acquiring Fund III's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Fund III and Acquiring Fund III on the Reorganization II date were as follows:
	Acquired Fund III Net Assets	Acquired Fund III Shares Outstanding	Shares Converted to Acquiring Fund III	Acquiring Fund III Net Assets	Conversion Ratio
Class A	$39,083,582	4,041,736	3,947,837	$625,518,504	0.9768
Class C	924,050	95,361	93,338	8,954,225	0.9788
Institutional Class	11,896,740	1,230,273	1,193,254	510,507,155	0.9699
The net assets of the Acquired Fund III before the Reorganization II was $51,925,581. The Acquired Fund III net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization II. The net assets of the Acquiring Fund III immediately following the Reorganization II was $1,196,884,256.
Assuming the Reorganization II had been completed on September 1, 2024, the Acquiring Fund III's pro forma results of operations for the year ended August 31, 2025, would have been as follows:
Net investment income	$53,344,130
Net realized loss on investments	(22,080,920)
Net change in unrealized appreciation (depreciation)	(97,655,521)
Net decrease in net assets resulting from operations	$(66,392,311)
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization II was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund III that have been included in the Acquiring Fund III's “Statements of operations” since the Reorganization II was consummated on June 6, 2025 for Acquired Fund III.

Notes to financial statements
Macquarie Funds national tax-free funds
8. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of August 31, 2025, or at any time during the year then ended.
9. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended August 31, 2025, each Fund had no securities out on loan.
10. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain

Notes to financial statements
Macquarie Funds national tax-free funds
10. Geographic, Credit and Market Risks (continued)
subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
As of August 31, 2025, Macquarie National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California, and territory of Puerto Rico, which constituted approximately 11.30%, and 13.24%, respectively, of the Fund’s net assets. As of August 31, 2025, Macquarie Tax-Free USA Fund invested in municipal bonds issued by the state of California, and territory of Puerto Rico, which constituted approximately 11.60%, and 14.21%, respectively, of the Fund’s net assets. As of August 31, 2025, Macquarie Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, Illinois, New York, and territory of Puerto Rico, which constituted approximately 10.16%, 10.17%, 14.05%, and 11.49%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.
From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be

Notes to financial statements
Macquarie Funds national tax-free funds
12. Recent Accounting Pronouncements (continued)
applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
13. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Voyageur Mutual Funds and Delaware Group Tax-Free Fund and Shareholders of Macquarie National High-Yield Municipal Bond Fund, Macquarie Tax-Free USA Fund and Macquarie Tax-Free USA Intermediate Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Macquarie National High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds), Macquarie Tax-Free USA Fund and Macquarie Tax-Free USA Intermediate Fund (constituting Delaware Group Tax-Free Fund) (hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, portfolio company and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Funds national tax-free funds
Tax Information
The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended August 31, 2025, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Income Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Macquarie National High-Yield Municipal Bond Fund	99.75%	0.25%	100.00%
Macquarie Tax-Free USA Fund	96.99%	3.01%	100.00%
Macquarie Tax-Free USA Intermediate Fund	99.17%	0.83%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 30, 2025, Macquarie National High-Yield Municipal Bond Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
167,208,464	1,820,758	3,325,948
At a special shareholder meeting held on October 16, 2025, Macquarie Tax-Free USA Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
58,529,085	1,334,372	5,432,057
At a special shareholder meeting held on October 16, 2025, Macquarie Tax-Free USA Intermediate Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
44,244,584	845,653	2,888,363
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Tax-Free USA Fund, Macquarie Tax-Free USA Intermediate Fund and Macquarie National High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment

Other Fund information (Unaudited)
Macquarie Funds national tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025 (continued)
Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Funds’ prospectus, summary prospectus, statement of additional information shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Funds by DMC.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment

Other Fund information (Unaudited)
Macquarie Funds national tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025 (continued)
company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2024.
Macquarie Tax-Free USA Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe, for the 3-year period was in the third quartile of its Performance Universe, and for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 5-, and 10-year periods and underperformed its benchmark index for the 3-year period.
Macquarie Tax-Free USA Intermediate Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the first quartile of its Performance Universe and for the 3-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 5-, and 10-year periods and underperformed its benchmark index for the 3-year period.
Macquarie National High-Yield Municipal Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe, for the 3-year period was in the second quartile of its Performance Universe, and for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 5-, and 10-year periods and underperformed its benchmark index for the 3-year period.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie Tax-Free USA Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie Tax-Free USA Intermediate Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie National High-Yield Municipal Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the

Other Fund information (Unaudited)
Macquarie Funds national tax-free funds
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements at a Meeting Held on August 12-14, 2025 (continued)
difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, Macquarie Tax-Free USA Fund’s and  Macquarie Tax-Free USA Intermediate Fund’s net assets each exceeded their second breakpoint levels and Macquarie National High-Yield Municipal Bond Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4850118)
AR-011-1025
This page is not part of the financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Tax-Free Fund

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 31, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 31, 2025